Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	ChinaCache International Holdings Ltd.
Entity Central Index Key	0001498576
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	405,843,484
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 50,904	317,137	392,535	592,706
Accounts receivable (net of allowance for doubtful accounts of RMB 2,809 and RMB 25,545 (US$4,100) as of December 31, 2011 and 2012, respectively)	36,949	230,199	156,215
Prepaid expenses and other current assets	5,014	31,240	23,412
Deferred tax assets	2,187	13,626	5,845	4,319
Amounts due from a related party	1,387	8,640
Total current assets	96,441	600,842	578,007
Non-current assets:
Property and equipment, net	28,770	179,239	154,903
Intangible assets, net	541	3,368
Long term investments	2,429	15,136	9,136
Available-for-sale investments	13,209	82,292	99,280
Deferred tax assets	990	6,166	2,750	2,368
Long-term deposits	2,223	13,847	2,932
Total non-current assets	48,162	300,048	269,001
TOTAL ASSETS	144,603	900,890	847,008
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to ChinaCache International Holdings Ltd. (the "Company") of RMB56,531 and RMB103,261 (US$16,574) as of December 31, 2011 and 2012, respectively)	17,078	106,399	59,618
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB23,108 and RMB26,441 (US$4,244) as of December 31, 2011 and 2012, respectively)	5,792	36,084	30,478
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB44,409 and RMB48,776 (US$7,829) as of December 31, 2011 and 2012, respectively)	9,273	57,773	61,565
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB13,760 and RMB15,200 (US$2,440) as of December 31, 2011 and 2012, respectively)	3,617	22,537	16,150
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB2,419 and RMB4,050 (US$650) as of December 31, 2011 and 2012, respectively)	1,892	11,786	6,193
Dividend payable (including dividend payable of the VIEs without recourse to the Company of RMB130 and nil as of December 31, 2011 and 2012, respectively)			130
Amounts due to related parties (including amount due to related parties of the VIEs without recourse to the Company of nil and RMB 1,044 (US$ 168) as of December 31, 2011 and 2012, respectively)	171	1,062	18
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of RMB5,347 and nil as of December 31, 2011 and 2012, respectively)			5,347
Total current liabilities	37,823	235,641	179,499
Non-current liabilities:
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of nil and RMB3,360 (US$539) as of December 31, 2011 and 2012, respectively)	539	3,360
Total non-current liabilities	539	3,360
Total liabilities	38,362	239,001	179,499
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 379,581,708 and 374,464,476 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	44	275	274
Additional paid-in capital	195,855	1,220,198	1,200,757
Treasury stock	(11,732)	(73,101)	(63,631)
Statutory reserves	213	1,326	1,326
Accumulated deficit	(78,656)	(490,032)	(473,041)
Accumulated other comprehensive income	517	3,223	1,824
Total shareholders' equity	106,241	661,889	667,509	678,839
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 144,603	900,890	847,008

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Consolidated Variable Interest Entity (VIEs) USD ($)	Dec. 31, 2012 Consolidated Variable Interest Entity (VIEs) CNY	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) USD ($)	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) CNY
Accounts payable	$ 17,078	106,399		59,618	$ 16,574	103,261		56,531
Accrued employee benefits	5,792	36,084		30,478	4,244	26,441		23,108
Accrued expenses and other payables	9,273	57,773		61,565	7,829	48,776		44,409
Income tax payable	3,617	22,537		16,150	2,440	15,200		13,760
Liabilities for uncertain tax positions	1,892	11,786		6,193	650	4,050		2,419
Dividend payable				130	0	0		130
Amounts due to related parties	171	1,062		18	168	1,044	0
Current portion of capital lease obligations				5,347	0	0		5,347
Deferred government grant	539	3,360			539	3,360	0
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 4,100	25,545	$ 451	2,809
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	374,464,476	374,464,476	379,581,708	379,581,708
Ordinary shares, shares outstanding (in shares)	374,464,476	374,464,476	379,581,708	379,581,708

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
-Third party customers	$ 128,600	801,189	618,422	395,057
-A related party customer (Note 21)	2,013	12,543
Net revenues	130,613	813,732	618,422	395,057
Cost of revenues (including amount to a related party of nil, nil and RMB4,139 (US$664) for the year ended December 31, 2010, 2011 and 2012, respectively (Note 21))	(89,800)	(559,460)	(432,736)	(275,455)
Gross profit	40,813	254,272	185,686	119,602
Sales and marketing expenses	(14,060)	(87,597)	(72,040)	(73,125)
General and administrative expenses	(17,033)	(106,115)	(57,308)	(45,037)
Research and development expenses	(10,999)	(68,523)	(40,952)	(28,692)
Post-acquisition settlement consideration		0	(7,158)	(37,858)
Operating (loss) income	(1,279)	(7,963)	8,228	(65,110)
Interest income	296	1,844	2,233	487
Interest expense	(215)	(1,340)	(1,254)	(664)
Other income (expenses)	(282)	(1,758)	(5,165)	3,007
Foreign exchange loss	(238)	(1,481)	(4,411)	(4,963)
Loss from continuing operations before income taxes	(1,718)	(10,698)	(369)	(67,243)
Income tax benefit (expense)	(1,010)	(6,293)	(11,145)	10,904
Net loss from continuing operations	(2,728)	(16,991)	(11,514)	(56,339)
Income from discontinued operations			31,977	592
Net (loss) income	(2,728)	(16,991)	20,463	(55,747)
Accretion of redeemable convertible preferred shares to redemption value				(47,058)
Effect of foreign exchange rate movement on redeemable convertible preferred shares				10,585
Net (loss) income attributable to ordinary shareholders	(2,728)	(16,991)	20,463	(92,220)
Foreign currency translation	5	29	773	476
Unrealized gain from available-for-sale investments	220	1,370	90
Total other comprehensive income, net of tax	225	1,399	863	476
Comprehensive (loss) income	$ (2,503)	(15,592)	21,326	(91,744)
Earnings/ (loss) per share
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations (in CNY or dollars per share)			0.08
Basic (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations (in CNY or dollars per share)			0.08
Diluted (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)
Shares used in earnings (loss) per share computations:
Basic (in shares)	363,780,875	363,780,875	381,984,517	159,611,374
Diluted (in shares)	363,780,875	363,780,875	381,984,517	159,611,374

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Cost of revenues from a related party	$ 664	4,139	$ 0	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net Loss from continuing operations	$ (2,728)	(16,991)	(11,514)	(56,339)
Income from discontinued operations			31,977	592
Depreciation of property and equipment	9,613	59,890	67,351	57,761
Amortization of acquired intangible assets			536	2,775
Allowance for doubtful accounts	3,649	22,736	2,786	77
Loss from disposal of property and equipment	152	939	4,852	1
Deferred tax benefit	(1,797)	(11,197)	(2,043)	(24,064)
Interest expense	215	1,340	4,616	3,705
Foreign exchange loss	238	1,481	4,411	4,963
Gain from sale of available-for-sale investments	(36)	(224)
Share-based compensation	2,582	16,088	26,956	72,162
Post-acquisition settlement consideration (Note 4(a))		0	7,158	37,858
Gain on disposal of Shanghai JNet (Note 4(b))			(30,716)
Changes in operating assets and liabilities:
Accounts receivable	(15,671)	(97,635)	(56,643)	(53,248)
Prepaid expense and other current assets	(1,257)	(7,831)	(17,891)	(7,143)
Amounts due to (from) related parties	(1,220)	(7,596)		169
Accounts payable	7,509	46,781	5,457	37,252
Accrued employee benefits	900	5,606	5,969	906
Deferred government grant	539	3,360
Accrued expenses and other payables	1,616	10,068	(9,372)	2,559
Income tax payable	816	5,083	24,776	14,802
Net cash provided by operating activities	5,120	31,898	58,666	94,788
Cash flows from investing activities:
Purchases of property and equipment	(16,435)	(102,391)	(77,563)	(45,950)
Cash paid for long term deposits	(1,605)	(10,000)
Deconsolidation of a consolidated VIE			(2,204)
Cash paid pursuant to post-acquisition settlement consideration agreement (Note 4(a))			(4,286)	(9,629)
Cash paid for available-for-sale investments (Note 10)			(99,190)
Cash received from sale of available-for-sale investments (Note 10)	2,983	18,582
Cash paid for long term investment (Note 9)	(963)	(6,000)	(9,136)
Proceeds from disposal of property and equipment	33	207		4
Net cash used in investing activities	(15,987)	(99,602)	(192,379)	(55,575)
Cash flows from financing activities:
Proceeds from issuance of Series C redeemable convertible preferred shares				34,586
Net proceeds from the initial public offering				494,050
Repayment of bank borrowings				(11,276)
Proceeds from employee share options exercised	538	3,351	4,019
Payment for repurchase of ordinary shares	(1,519)	(9,463)	(63,631)	(20,486)
Payment of dividend	(21)	(130)
Net cash provided by (used in) financing activities	(1,002)	(6,242)	(59,612)	496,874
Net increase (decrease) in cash and cash equivalents	(11,869)	(73,946)	(193,325)	536,087
Cash and cash equivalents at beginning of the year	63,006	392,535	592,706	64,702
Effect of foreign exchange rate changes on cash	(233)	(1,452)	(6,846)	(8,083)
Cash and cash equivalents at end of the year	50,904	317,137	392,535	592,706
Supplemental disclosures of cash flow information:
Income taxes paid	1,436	8,945	8,129	804
Interest paid	6	36	539	708
Interest received	296	1,844	2,233	275
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment through capital leases				13,569
Acquisition of property and equipment included in accrued expenses and other payables	(1,327)	(8,267)	(14,304)	28,343
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering				524,599

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A redeemable convertible preferred shares CNY	Series B redeemable convertible preferred shares CNY	Series C redeemable convertible preferred shares CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Series A redeemable convertible preferred shares CNY	Accumulated deficit Series B redeemable convertible preferred shares CNY	Accumulated deficit Series C redeemable convertible preferred shares CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY
Balance at Dec. 31, 2009		(339,250)					69		60,154				1,326		(401,284)					485
Balance (in shares) at Dec. 31, 2009		84,475,892					84,475,892
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(55,747)													(55,747)
Foreign currency translation adjustment		476																		476
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006)		491,369					62		491,307
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006 ) (in shares)							94,771,952
Issuance of ordinary shares to the Former JNet Group shareholders (Note4 (a))		6,027					1		6,026
Issuance of ordinary shares to the Former JNet Group shareholders (Note 4 (a)) (in shares)							1,030,215
Accretion of redeemable convertible preferred shares to redemption value																	(21,055)	(26,003)
Effect of foreign exchange rate movement on redeemable convertible preferred shares		10,585	2,232	5,932	2,421											2,232	5,932	2,421
Options to employees (Note 17 (a))		79,805							79,805
Founder's option (Note 17 (c))		8,992							8,992
Effective repurchase of shares		(959)							(959)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering		524,599					138		524,461
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering (in shares)							205,565,425
Balance at Dec. 31, 2010		678,839					270		1,169,786				1,326		(493,504)					961
Balance (in shares) at Dec. 31, 2010		385,843,484					385,843,484
Increase (Decrease) in Stockholders' Equity
Net income (loss)		20,463													20,463
Foreign currency translation adjustment		773																		773
Fair value change of available-for-sale investments		90																		90
Options to employees (Note 17 (a))		24,257							24,257
Founder's option (Note 17 (c))		1,084							1,084
Options to non-employees (Note 17 (b))		1,615							1,615
Exercise of employee stock options		4,019					4		4,015
Exercise of employee stock options (in shares)							5,232,224
Share issued to depository bank (in shares)							20,000,000
Settlement of share options exercised with shares held by depository bank (in shares)							(5,232,224)
Repurchase of shares		(63,631)									(63,631)
Repurchase of shares (in shares)							(26,261,776)
Balance at Dec. 31, 2011		667,509					274		1,200,757		(63,631)		1,326		(473,041)					1,824
Balance (in shares) at Dec. 31, 2011		379,581,708					379,581,708
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(2,728)	(16,991)													(16,991)
Foreign currency translation adjustment		29																		29
Fair value change of available-for-sale investments	220	1,370																		1,370
Options to employees (Note 17 (a))		16,086							16,086
Exercise of employee stock options		3,356					1		3,355
Exercise of employee stock options (in shares)							2,406,272
Settlement of share options exercised with shares held by depository bank (in shares)							(2,406,272)
Repurchase of shares		(9,470)									(9,470)
Repurchase of shares (in shares)							(5,117,232)
Balance at Dec. 31, 2012	$ 106,241	661,889				$ 44	275	$ 195,855	1,220,198	$ (11,732)	(73,101)	$ 213	1,326	$ (78,656)	(490,032)				$ 517	3,233
Balance (in shares) at Dec. 31, 2012	374,464,476					374,464,476

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Issuance of ordinary shares upon the initial public offering, offering expenses	$ 9,006	60,350

ORGANIZATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION
ORGANIZATION

1.                          ORGANIZATION

ChinaCache International Holdings Ltd. (the ‘‘Company’’) was incorporated under the laws of the Cayman Islands on June 29, 2005. Upon incorporation, the Company was 99% owned by Consolidated Capital Holdings Ltd (‘‘CCH’’) which was under the control of Mr. Wang Song and his spouse Kou Xiaohong, (collectively known as the ‘‘Founders’’). Subsequently on April 12, 2007, CCH transferred 15% of its interest in the Company to Harvest Century International Limited (‘‘HCI’’), a company which is 100% owned by Ms. Kou Xiaohong. On September 23, 2005, April 20, 2007 and December 29, 2009, the Company issued redeemable convertible preferred shares to third party investors (Note 16).

The Company completed its Initial Public Offering (“IPO”) on October 1, 2010, whereby 94,771,952 new ordinary shares or 5,923,247 American Depositary Shares (“ADS”) were issued for consideration of $0.86875 per ordinary share or $13.90 per ADS. Concurrent with the Company’s IPO, all of the Company’s classes of issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted into 205,565,425 ordinary shares of the Company.

The Company through its subsidiaries and variable interest entities noted below are principally engaged in the provision of Content and Application Delivery services in the People’s Republic of China (the “PRC”).

As of December 31, 2012, subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Research & Development center

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”)

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”)*	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*                 The equity interest of Beijing Blue IT and Beijing Jingtain are held by the Founders and two employees of the Company, respectively (collectively the “Nominee Shareholders”).

The following is a summary of the various VIE agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst the Company and the Nominee Shareholders, the Nominee Shareholders irrevocably granted the Company or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in Beijing Blue IT, when and to the extent permitted under PRC law, at an amount equal to either a) the outstanding loan amount pursuant to the loan agreement owed by the Nominee Shareholders or b) the lowest permissible purchase price as set by PRC law. Such consideration, if in excess of the outstanding loan amount, when received by the Nominee Shareholders upon the exercise of the exclusive option is required to be remitted in full to ChinaCache Beijing. Beijing Blue IT cannot declare any profit distributions or grant loans in any form without the prior written consent of the Company. The Nominee Shareholders must remit in full any funds received from Beijing Blue IT to ChinaCache Beijing, in the event any distributions are made by the VIEs pursuant to any written consents of the Company. This agreement is valid for ten years and expires on September 23, 2015. Such agreement can be renewed for an additional ten years at the sole discretion of the Company, and the times of such renewals are unlimited.

Similar exclusive option agreements were signed by ChinaCache Beijing with the VIEs, Shanghai JNet (Note 4(b)) and Beijing Jingtian, respectively.

Exclusive business cooperation agreement

Pursuant to the exclusive business cooperation agreement between ChinaCache Beijing and the VIEs, ChinaCache Beijing is to provide exclusive business support, technical and consulting services including technical services, business consultations, access to intellectual property licenses, equipment or property leasing, marketing consultancy, system integration, product research and development and system maintenance in return for fees in an amount as determined and adjustable at the sole discretion of ChinaCache Beijing. The service fees charged to Beijing Blue IT are based on methods set forth in the technical support and service agreement and technical consultation and training agreement, as further discussed below. The service fees charged to Beijing Jingtian is based on 100% of Beijing Jingtian’s net income.

This agreement is valid for ten years and expires on September 23, 2015. Prior to this agreement’s and subsequent agreements’ expiration dates, ChinaCache Beijing can at its sole discretion renew at a term of its choice through written confirmation.

ChinaCache Beijing also agreed to provide unlimited financial support to Shanghai JNet (Note 4(b)) and Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event Shanghai JNet and Beijing Jingtian are unable to repay such funding.

Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement

Pursuant to these agreements between ChinaCache Beijing and Beijing Blue IT, ChinaCache Beijing is to provide research and development, technical support, consulting, training and equipment leasing services in return for fees, which is adjustable at the sole discretion of ChinaCache Beijing. The fees charged to Blue IT include an annual fixed amount and a variable quarterly amount which is determined based on the following factors:

·                  the number of ChinaCache Beijing’s employees who provided the services pursuant to the business cooperation agreement to Beijing Blue IT during the quarter (the “Quarterly Services”) and the qualifications of the employees;

·                  the number of hours ChinaCache Beijing’s employees spent to provide the Quarterly Services;

·                  operating expenses incurred by ChinaCache Beijing to provide the Quarterly Services;

·                  nature and value of the Quarterly Services; and

·                  Beijing Blue IT’s operating revenue for the quarter.

The original term of each of these three agreements was five years running from September 23, 2005, and each of the agreements was renewed in September 2010 for a five year term which expires on September 23, 2015. The term of the equipment leasing agreement can be extended solely by ChinaCache Beijing by written notice prior to the expiration of the term, and the extended term shall be determined by ChinaCache Beijing.

The exclusive business cooperation agreement, exclusive technical support and service agreement, exclusive technical consultation and training agreement, and equipment leasing agreement are collectively referred to as “Service Agreements”.

Loan agreement

The Company provided a loan facility of RMB10,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of providing capital to Beijing Blue IT to develop its business. In addition, the Company also agreed to provide unlimited financial support to Beijing Blue IT for its operations and agree to forego the right to seek repayment in the event Beijing Blue IT is unable to repay such funding. The loan agreement between the Company and the Nominee Shareholders of Beijing Blue IT is valid for ten years and expires on September 23, 2015. Such agreement can be extended upon mutual written consent of the Company and the Nominee Shareholders of Beijing Blue IT.

ChinaCache Beijing also provided a loan of RMB8,500,000 to the Nominee Shareholders of Beijing Jingtian for their investment in the registered share capital. The loan agreement between ChinaCache Beijing and the Nominee Shareholders of Beijing Jingtian is valid for ten years and expires on December 3, 2022. Such agreement can be extended upon mutual written consent of ChinaCache Beijing and the Nominee Shareholders of Beijing Jingtian.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to ChinaCache Beijing, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association. This agreement remains continuously valid, as long as the Nominee Shareholders continue to be the shareholders of the VIEs.

Share pledge agreement

Pursuant to the share pledge agreement between ChinaCache Beijing and the Nominee Shareholders, the Nominee Shareholders have pledged all their equity interests in the VIEs to guarantee the performance of the VIEs’ obligations under the Service Agreements.

If the VIEs breach their respective contractual obligations under the business cooperation agreements, ChinaCache Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIEs without the prior written consent of ChinaCache Beijing. This agreement is continuously valid until all payments due under the above VIE agreements have been fulfilled by the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable powers of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to ChinaCache Beijing. In addition, the Company, either directly or through ChinaCache Beijing, obtained effective control over the VIEs through the ability to exercise all the rights of the VIEs’ shareholders pursuant to the share pledge agreement and the exclusive option agreements. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses directly through the loan agreement for Beijing Blue IT and through ChinaCache Beijing using the business cooperation agreements for Shanghai JNet (Note 4(b)) and Beijing Jingtian. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of the VIEs through ChinaCache Beijing using the Service Agreements. Thus, the Company is also considered the primary beneficiary of the VIEs either directly or through ChinaCache Beijing. As a result of the above, the Company consolidates the VIEs under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Subsequently, in May 2010, the following supplementary agreements were entered into:

The Company, through ChinaCache Beijing, agreed to provide unlimited financial support to Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event this VIE are unable to repay such funding. Concurrently, the agreement by ChinaCache Beijing through the exclusive business cooperation agreements to provide unlimited financial support to this VIE were cancelled.

ChinaCache Beijing also assigned the power of attorney agreement to ChinaCache Beijing’s shareholders or a party designated by ChinaCache Beijing’s shareholders, to whom it granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of Shanghai JNet (Note 4(b)) and Beijing Jingtian pursuant to the power of attorney agreement and the obligation to absorb the expected losses of Shanghai JNet (Note 4(b)) and Beijing Jingtian through the unlimited financial support, ChinaCache Beijing ceased to be the primary beneficiary and the Company became the primary beneficiary of these two VIEs in May 2010. Similarly, the Company, which now has both the power to direct the activities of Beijing Blue I.T. pursuant to the power of attorney agreement, as well as its continuing obligation to absorb the expected losses of Beijing Blue I.T., the Company continued to be the primary beneficiary of Beijing Blue I.T.

Legal compliance

Assessing the legal validity and compliance of these above noted arrangements are a precursor to the Company’s ability to consolidate the results of operations and financial condition of its VIEs. In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of ChinaCache Beijing and the VIEs comply with all existing PRC laws and regulations; (ii) each of the contracts under the contractual arrangements among ChinaCache Beijing, the VIEs and their shareholders governed by PRC law are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of ChinaCache Beijing and the VIEs are in all material respects in compliance with existing PRC laws and regulations and the terms of their licenses and permits.

However, there is significant consolidation judgment due to the existence of substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with its VIEs is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC. To the extent that changes to and new PRC laws and regulations prohibit the Company’s VIE arrangements from also complying with the principles of consolidation, then the Company would no longer be able to consolidate and therefore would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss and deconsolidation in respect of the Company’s current ownership structure or the contractual arrangements with its VIEs is remote based on current facts and circumstances.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following financial information of the VIEs was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000
Total assets	367,856	463,356	74,374
Total liabilities	145,704	202,132	32,444

	For the Year Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000
Net revenue	378,287	600,203	758,378	121,728
Net profit	118,590	126,796	97,873	15,710
Income from discontinued operations (including gain on disposal of Shanghai JNet (Note 4(b)))	592	31,977	—	—

Income from discontinued operations relates to the operations of Shanghai JNet that has been classified as discontinued operations upon the disposal of Shanghai JNet and the concurrent termination of the VIE Agreements (Note 4(b)).

	For the Year Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by (used in) operating activities	47,527	31,364	(20,224)	(3,246)
Net cash used in investing activities	(31,394)	(73,873)	(49,933)	(8,015)
Net cash used in financing activities	(11,276)	—	—	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)              Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

(b)              Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

(c)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, impairment of long-lived assets and intangible assets, allowance for doubtful debts, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s post-acquisition settlement consideration and subsequent changes in this estimated forecasted liability amount (Note 4(a)). The valuation of and accounting for the Company’s financial instruments (Note 16 and 17) also requires significant estimates and judgments provided by management.  Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)                       Foreign currency

The functional currency of the Company and each of its subsidiaries is the Renminbi (“RMB”), except for ChinaCache US, which is the United States dollar (“US$”), as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.  Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of comprehensive income (loss).

Assets and liabilities of ChinaCache US are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive income.

(e)                        Convenience translation

Amounts in United States dollars (‘‘US$’’) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)                          Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(g)              Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(h)                     Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The Company did not recognize any capitalized interest during the years ended December 31, 2010, 2011 and 2012.

(i)                        Intangible assets

Intangible assets, including acquired intangible assets and purchased computer software, are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Supplier contracts*	3.5 years
VAS license*	4.5 years
Non-compete agreement*	4 years
Purchased software	5 years

* Acquired in the JNet Group acquisition

(j)                        Impairment of long-lived assets and intangible assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable.  When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.  Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.  There is no indication of impairment associated with its long-lived assets and intangibles as of December 31, 2011 and 2012.

(k)                     Investments

Available-for-sale investments

The Company has classified its investment in Series A convertible redeemable preferred shares (“Series A Preferred Shares”) of an unlisted company in the PRC and a mutual fund as available-for-sale in accordance with ASC320-10 “Investments — Debt and Equity Securities”. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in other comprehensive income except for another-than-temporary impairment, which would be charged to current period earnings.

Dividend and interest income, including the amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

Investment — Equity method / Cost

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Company holds either (a) a five percent or greater interest or (b) less than a five percent interest, when the Company has more than virtually no influence over the operating or financial policies of the limited partnership. The Company considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

(l)                        Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, accounts payable, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The redeemable convertible preferred shares are initially recognized based on residual proceeds after allocation to the detachable redeemable convertible preferred shares warrants (Note 16) at fair value, if applicable. Post-acquisition settlement consideration relating to the acquisition of JNet Group (Note 4(a)) is initially measured at fair value on the date of the related supplementary agreement and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its redeemable convertible preferred shares, post-acquisition settlement consideration and available-for-sale investments that are recognized in the consolidated financial statements.

(m)                  Discontinued Operations

In accordance with ASC 205-20 “Discontinued Operations”, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of comprehensive income (loss) for all periods presented.

(n)                     Revenue recognition

The Company provides a portfolio of content and application delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

Consistent with the criteria of Staff Accounting Bulletin No. 104, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a one-year master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed bandwidth or traffic volume usage and fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. To date these amounts have been insignificant, however, the Company’s policy is to record these initial set-up fees as deferred revenue and recognize them as revenue ratably over the estimated life of the customer arrangement.

The Company’s PRC subsidiaries and VIEs are subject to business taxes and related surcharges on revenues related to certain types of services at various rates, by fiscal year as set forth below:

	Fiscal 2010	Fiscal 2011	Fiscal 2012
	%	%	%
ChinaCache Beijing	5%	5.5%	5.6%
Beijing Blue IT	3.3%	3.3%	3.36%
Beijing Jingtian	5.5%	5.5%	5.6%

Business tax and related surcharges on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. The business tax and related surcharges expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately RMB18,298,000, RMB24,215,000 and 26,377,000 (US$4,234,000), respectively.

Effective in September 2012, 6% of value-added tax, or VAT, replaced the original 5% business tax in Beijing as a result of the PRC government’s pilot VAT reform program, which applies to all services provided by Chinacache Beijing and Beijing Jingtian and certain services provided by Beijing Blue IT.

(o)                     Cost of revenues

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of Content and Application Delivery services.

ChinaCache Beijing is subject to business tax and other surcharges on certain revenues earned for exclusive business support, technical and consulting services provided to the Company’s VIEs, pursuant to the VIE agreements (Note 1). Such business tax and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

(p)                     Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB3,215,000, RMB3,159,000 and RMB2,196,000 (US$352,000), for the years ended December 31, 2010, 2011 and 2012, respectively.

(q)                     Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Company’s services and network. Costs incurred in the development of the Company’s services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

(r) Government Grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized as deferred government grants and released to the consolidated statements of comprehensive income (loss) over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statements of comprehensive income (loss) in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense (Note 15).

Government grants received by the Company also consist of unrestricted grants which are received on an unsolicited and unconditional basis to support the growth of the Company and do not relate to the Company’s operating activities. Unrestricted grants are classified as non-operating income and recorded in other income on the consolidated statements of comprehensive income (loss) upon receipt. As of December 31, 2010, 2011 and 2012, the Company received unrestricted grant amounted to nil, nil and RMB1,262,000 (US$202,565), respectively.

(s)                       Leases

Leases are classified at the inception date as either a capital lease or an operating lease.  The Company did not enter into any leases whereby it is the lessor for any of the periods presented.  As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A lease involving integral equipment is a capital lease only if condition (a) or (b) exists.  A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases.  The Company leases office space and employee accommodation under operating lease agreements.  Certain of the lease agreements contain rent holidays.  Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.  The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rental included in the prepaid expenses and other current assets in the consolidated balance sheets.

(t)                        Income taxes

The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.  The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of comprehensive income (loss).

(u)                     Share-based compensation

Share options granted to employees are accounted for under ASC 718 Compensation — Stock Compensation. In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award.  All grants of share options to employees classified as equity awards are recognized in the financial statements over their requisite service period based on their grant date fair values.  All grants of share options to employees classified as liability awards are remeasured at the end of each reporting period with any fair value adjustments recorded to the current period expense. The Company has elected to recognize compensation expenses using the accelerated method for its share options granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. During the years ended December 31, 2010, 2011 and 2012, the Company estimated that the forfeiture rate for both the management group and the non-management group was zero. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based Payments to Non-Employees.” For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

The Company, with the assistance of independent valuation firms, determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

(v)                      Earnings (loss) per share

In accordance with ASC 260, “Earnings per Share,”  basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s redeemable convertible preferred shares (Note 16) are participating securities. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings per share for discontinued operations is then calculated by dividing net profit from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s redeemable convertible preferred shares, using the if-converted method, and ordinary shares issuable upon the conversion of the share options (Note 17), using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(w)                   Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.  Comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss).  Accumulated other comprehensive income of the Company includes foreign currency translation adjustments related to ChinaCache US, whose functional currency is US$ and the change in fair value of available-for-sale investments (Note 10) and their corresponding deferred tax impact, if any.

(x)                     Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker, reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(y)                      Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB8,295,000, RMB12,939,000 and RMB 22,064,000 (US$3,542,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

(z)                         Share Repurchase Program

Pursuant to a Board of Director’s resolution on June 13, 2011, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“2011 Share Repurchase Plan”) in the next 12 months. As of December 2011, the Company had completed its 2011 Share Repurchase Plan by repurchasing 1,641,311 ADSs amounting to RMB 63,631,000 (US$10,000,000) under the approved plan.

Pursuant to a Board of Directors’ resolution on May 18, 2012, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“2012 Share Repurchase Plan”). As of December 31, 2012, the Company had repurchased 319,827 ADSs amounting to RMB 9,470,000 (US$1,520,000) under the 2012 Share Repurchase Plan.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

(aa)              Recently adopted accounting pronouncements

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISK
CONCENTRATION OF RISK

3.             CONCENTRATION OF RISK

(a)                     Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, available-for-sale investments and amounts due from related parties.  As of December 31, 2011 and 2012, RMB118,893,000 and RMB 137,778,000 (US$22,115,000), respectively, were deposited with major financial institutions located in the PRC, and RMB 36,138,000 and RMB 56,609,000 (US$9,086,000), respectively, were deposited with in the major financial institutions located in the Hong Kong Special Administration Region, and RMB 3,779,000 and RMB 15,319,000 (US$ 2,459,000), respectively held in the major financial institutions in United States of America, and RMB 233,721,000 and RMB 107,416,000 (US$17,241,000), respectively held in the major financial institutions located in Europe. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions.  Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law.  Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy.  In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006.  Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased.  In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(b)                     Business, supplier, customer, and economic risk

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements.  The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows:

(i)                         Business Risk - Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services.  If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)                      Supplier Risk - Changes in key telecommunications resources suppliers and certain strategic relationships with telecom carriers. The Company’s operations are dependent upon communications capacity provided by the third-party telecom carriers and third-party controlled end-user access network.  There can be no assurance that the Company are adequately prepared for unexpected increases in bandwidth demands by its customers.  The communications capacity the Company has leased may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers.  Any failure of these network providers to provide the capacity the Company requires may result in a reduction in, or interruption of, service to its customers.  For the years ended on December 31, 2010, 2011 and 2012, 99%, 97% and 94% of bandwidth resources in term of costs were leased from the two major PRC telecom carriers, China Telecom and China Unicom.

(iii)                   Customer Risk - Revenue concentration on certain customers.  The success of the Company’s business going forward will rely in part on Company’s ability to continue to obtain and expand business from existing customers while also attracting new customers.  Although the Company has a diversified base of customers covering its one class of services, such as, web page content services; file transfer services; rich media streaming service; guaranteed application services;  managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services, the Company does depend on a limited number of customers for a substantial portion of their revenue, and the loss of, or a significant shortfall in demand from, these customers could significantly harm the Company’s results of operations. Details of the revenues for customers accounting for 10% or more of total revenues are as follows:

	Years as of December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	62,923	98,684	82,663	13,268

Details of the accounts receivables for customers accounting for 10% or more of total accounts receivable are as follows:

	Years as of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Customer A	37,153	46,324	7,436

(iv)                  Emerging or unproven business models of customers.  Many of the Company’s existing and potential customers are pursuing emerging or unproven business models which, if unsuccessful, could lead to a substantial decline in demand for the Company’s services, and the Company’s growth and prospects may be materially and adversely affected.

(v)                     Political, economic and social uncertainties.  The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.  Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.  There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(vi)                  Regulatory restrictions.  The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services.  Accordingly, the Company’s subsidiary, ChinaCache Beijing is currently ineligible to apply for the required licenses for providing content and application delivery services in China.  As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits required to provide content and application delivery services in the PRC.  The PRC Government may also choose at anytime to block access to the Company’s customers’ content which could also materially impact the Company’s ability to generate revenue.

(c)                      Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies.  On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China.  However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(d)                     Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.  The appreciation of the RMB against US$ was approximately 3.1%, 4.6% and 1.0% in the years ended December 31, 2010, 2011 and 2012, respectively.  While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET	12 Months Ended
Dec. 31, 2012
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET

4.              CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET

(a)             Post-Acquisition Settlement Consideration

On January 28, 2010, concurrent with the Company’s planned IPO, the Company agreed to provide certain requested settlement amounts pursuant to a supplementary agreement entered into with the original JNet sellers, Mr. Mei Yongkai and Ms. Mei Xiurong (the “sellers”). Historically, in lieu of the Company not paying the cash consideration in accordance with the original installment schedule due to the Company not having sufficient US$ funds nor were they able to remit RMB to the sellers due to the foreign currency restrictions imposed by the PRC government, the Company agreed to allow Shanghai JNet to provide RMB loans to the sellers subsequent to the original acquisition date of January 11, 2008. As of December 31, 2009, the outstanding cash consideration and the loan receivables due from the sellers amounted to approximately RMB59,018,000 and RMB65,590,000, respectively.

The following key terms and conditions were agreed to on January 28, 2010:

i)                     codified that the outstanding balance of loans receivable from the sellers as of December 31, 2009 was an effective full and final settlement for all outstanding consideration payable by the Company for the acquisition of JNet Group concurrent with an amount of RMB6,588,000 being forgiven and that all subsequent cash payments, if and when made by the Company, to the sellers in settlement of the outstanding consideration liability will be immediately remitted back by the sellers to Shanghai JNet in settlement of the loans receivable;

ii)                  agreed to pay the sellers an additional RMB6,829,000 (US$1,000,000) in other consideration;

iii)               agreed to pay the sellers 100% of the Shanghai JNet’s audited pre-tax income earned each year from 2010 to 2012 on a quarterly basis; and

iv)              agreed to issue additional ordinary shares of the Company to the sellers to the extent the Company’s qualified public offering price is less than US$1.02952 per ordinary share.

Further, the supplementary agreement contained no service, performance, or market conditions for allowing the sellers to be eligible for the additional consideration above.

The terms of the supplementary agreement were negotiated and finalized 24 months subsequent to the acquisition date, after consideration and in settlement of unforeseen events and circumstances unrelated, and arising subsequent to the JNet business acquired. Accordingly, the Company has concluded that the accounting for the supplementary agreement should be separate from that of the business combination. The earn-outs in the supplementary agreement have been accounted for as a liability at its estimated fair value at each reporting date and will continue to be subsequently re-measured at each reporting date through the consolidated statements of comprehensive income (loss) until final settlement. The sum of the estimated fair value of the earn-outs and other consideration, including the excess difference between the loans receivable from the sellers over the outstanding balance of the original purchase consideration payable and the additional charge of RMB 6,027,000 (US$901,000) as a result of the issuance of 1,030,215 ordinary shares to the sellers at the initial public offering price of US$0.8688 pursuant to (iv) above, totaled RMB37,858,000 which was expensed during the year ended December 31, 2010. The Company also recorded expense of RMB7,158,000, during the year ended December 31, 2011 which represented the sum of the estimated changes in the fair value of the earn-outs.

(b)             Deconsolidation of Shanghai JNet

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders resulted in the deconsolidation and the effective disposal of Shanghai JNet back to the sellers in exchange for non-cash consideration. Concurrent with the termination of all VIE agreements, the following terms were agreed:

(i)   The transfer of Shanghai JNet’s shares from these nominee shareholders back to Mr. Mei Yongkai;

(ii)  The Company agreed to waive the outstanding loan receivable balances of RMB48,654,000 from the sellers; and

(iii) The sellers agreed to waive the remaining acquisition consideration of US$7,075,000 and the post-acquisition settlement consideration of US$2,803,000.

The Company terminated all of the VIE agreements between the Company, Shanghai JNet and the nominee shareholders of Shanghai JNet because the costs of maintaining Shanghai JNet’s operations, including the costs of post-acquisition settlement consideration incurred and the efforts expended to integrate Shanghai JNet’s operations and personnel with the Company’s overall operations, outweighed the benefit of Shanghai JNet’s deteriorating percentage contribution of revenue to the Company.

As a result of the transaction, the Company recognized a gain on the deconsolidation of Shanghai JNet of RMB30,716,000 as summarized below.

RMB’ 000

Disposition of net assets of Shanghai JNet (Note 24)	(31,453)
Waiver of acquisition consideration and post-acquisition settlement consideration (see (iii) above)	62,169

Gain on deconsolidation of Shanghai JNet	30,716

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.              ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	159,024	255,744	41,049
Less: allowance for doubtful accounts	(2,809)	(25,545)	(4,100)

	156,215	230,199	36,949

As of December 31, 2011 and 2012, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance, beginning of year	3,762	2,809	451
Additions for the current year	2,809	22,768	3,654
Deductions for the current year
-Recovery	(23)	(32)	(5)
-Written off	(3,739)	—	—

Balance, end of year	2,809	25,545	4,100

Any additions and amounts recovered of the Company’s allowance for doubtful accounts was recorded within general and administration expenses for the years ended December 31, 2011 and 2012.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.              PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	4,856	17,147	2,752
Staff field advances	1,986	1,444	232
Other deposit and receivables	16,570	12,649	2,030

	23,412	31,240	5,014

(i)                   Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.              PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,103
Computer equipment	354,697	424,808	68,186
Furniture and fixtures	7,172	7,538	1,210
Leasehold improvements	4,446	15,499	2,488
Motor vehicles	3,098	4,206	675

	382,513	465,151	74,662
Less: accumulated depreciation	(227,558)	(285,860)	(45,884)
Less: accumulated impairment	(52)	(52)	(8)

	154,903	179,239	28,770

For the years ended December 31, 2010, 2011 and 2012, depreciation expenses (excluding Shanghai JNet) were RMB57,755,000 RMB67,345,000 and RMB59,890,000 (US$9,613,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	55,950	63,318	51,911	8,333
Sales and marketing expenses	772	855	712	114
General and administrative expenses	847	1,073	1,171	188
Research and development expenses	186	2,099	6,096	978

	57,755	67,345	59,890	9,613

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as the respective lease contracts included a bargain purchase option. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Optical fibers	13,100	13,100	2,103
Computer equipment	47,243	47,243	7,583

	60,343	60,343	9,686
Less: accumulated depreciation	(31,443)	(39,662)	(6,366)

	28,900	20,681	3,320

Depreciation of computer equipment and optical fibers under capital leases was RMB8,928,000, RMB8,988,000 and RMB8,219,000 (US$1,319,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8.                          INTANGIBLE ASSETS

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Supplier contracts*	VAS license*	Non-compete agreements*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net January 1, 2011	—	385	56	114	555
Amortization expense	—	(385)	(56)	(95)	(536)
Disposed of and derecognized **	—	—	—	(19)	(19)

Intangible assets, net December 31, 2011	—	—	—	—	—
Acquisition	3,368	—	—	—	3,368

Intangible assets, net December 31, 2012	3,368	—	—	—	3,368
Intangible assets, net December 31, 2012 (US$)	541	—	—	—	541

* Acquired in the JNet Group acquisition

** On December 26, 2011, upon the deconsolidation of Shanghai JNet (Note 4(b)), the Company disposed of and derecognized all of the acquired intangible assets related with Shanghai JNet.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization
	RMB’000	US$’000
For the years ending December 31,
2013	674	108
2014	674	108
2015	674	108
2016	674	108
2017	672	109

LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

9.                          LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31
	2011	2012
	RMB’000	RMB’000	US$’000
PRC Fund	3,103	6,103	980
United States Fund	6,033	9,033	1,449

	9,136	15,136	2,429

In 2011, the Company entered into agreements with a PRC Fund and a United States Fund and made investments of RMB3,103,000 and RMB6,033,000, respectively,  as a Limited Partner. In 2012, the Company made an additional RMB3,000,000 (US$481,533) investment to each of the PRC Fund and the United States Fund. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method. There were no indicators of impairment noted associated with the investments as of December 31, 2012.

AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

10.                   AVAILABLE-FOR-SALE INVESTMENTS

	December 31
	2011	2012
	RMB’000	RMB’000	US$’000

Investment in a mutual fund (a)	97,564	80,576	12,934
Investment in Series A preferred shares of an unlisted company (b)	1,716	1,716	275

	99,280	82,292	13,209

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000.

The Company has accounted for the investment in the mutual fund as an available-for-sale investment, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized. As of December 31, 2011, the fair value of this investment was RMB97,564,000, as derived from level one observable inputs, with the change in fair value of RMB367,000 recorded in other comprehensive income.

In 2012, the Company disposed 1,838.04 unit with a consideration of RMB18,582,000 (US$2,983,000) and reclassified the accumulated unrealized gains recorded in accumulated other comprehensive income of RMB224,000 (US$35,954) to other income in the consolidated statements of comprehensive income (loss) on the date of disposal. The fair value of the remaining investment was RMB80,576,600 (US$12,933,000) as of December 31, 2012, as derived from level one observable inputs, with the change of fair value of RMB1,594,000 (US$255,855) recorded in other comprehensive income.

There was no impairment indicators noted associated with this investment as of December 31, 2011 and 2012.

(b) On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC to purchase 970,591 Series A Preferred Shares for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as other comprehensive income in the consolidated statements of comprehensive income (loss) until realized. As of December 31, 2011 and 2012, the fair value of the investment in the unlisted company was RMB1,716,000 and RMB1,716,000 (US$275,000) with the change of fair value of RMB457,000 and nil, respectively, recorded in other comprehensive income. There were no indicators of impairment noted associated with this investment as of December 31, 2011 and 2012.

LONG TERM DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG TERM DEPOSITS
LONG TERM DEPOSITS

11.                   LONG TERM DEPOSITS

In 2012, the Company made a total of RMB10,000,000 (US$1,605,000) deposits to acquire a land use right located in Beijing, the PRC for a total consideration amount of RMB50,173,000 (US$8,053,000).

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

12.                   ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Business tax and other tax payables	15,781	16,276	2,612
Payables for purchase of property and equipment	21,492	13,224	2,123
Advance from customers	12,028	11,669	1,873
Other accrued expenses	12,264	16,604	2,665

Total	61,565	57,773	9,273

DIVIDENDS	12 Months Ended
Dec. 31, 2012
DIVIDENDS
DIVIDENDS

13.                   DIVIDENDS

In April 2005, Beijing Blue IT, the Company’s variable interest entity, declared a cash dividend of RMB2,600,000 to its then equity owners. RMB400,000, RMB2,070,000 and RMB130,000 were subsequently paid during the year ended December 31, 2008, 2009 and 2012, respectively.

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

14.                   CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company.  Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

2012	5,466	—	—

Total minimum lease payments	5,466	—	—
Less: amount representing interest	(119)	—	—

Present value of remaining minimum lease payments	5,347	—	—

DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2012
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

15.                   DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000
Beginning	—	—	—
Received (i)	—	3,360	539
Recognized as income during the year	—	—	—
Ending	—	3,360	539

(i) During the year ended December 31, 2012, the Company received RMB3,360,000 (US$539,000) of government grant from the relevant PRC government authority. The government grant received is required to be used in a research and development project pursuant to the government grant agreement and the project term is from October 2012 to October 2014. The grant was recorded as deferred government grant as the Company had not fulfilled the conditions required by the government as of December 31, 2012.

PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
PREFERRED SHARES
PREFERRED SHARES

16.                   PREFERRED SHARES

Series A Redeemable Convertible Preferred Shares

On September 23, 2005, the Company issued in aggregate 65,384,615 Series A Redeemable Convertible Preferred Shares (“Series A Preferred Shares”) as follows:

(i)                           46,153,846 Series A Preferred Shares (“PS-A Tranche I”) with 7,692,306 detachable warrants which were exercised into Series A Preferred Shares, to a group of third party investors for total gross cash proceeds of US$6,000,000

(ii)                        19,230,769 Series A Preferred Shares (“PS-A Tranche II”) were issued to another third party investor for total gross cash proceeds of US$2,500,000

During the period from September 14 to 21, 2007, the Company issued in aggregate 7,692,306 Series A Preferred Shares (“PS-A Tranche III”) upon the exercise of detachable warrants for deemed proceeds comprised of the fair value of the warrants at the date of exercise and the related exercise price totaling US$1,075,000 .

Series B Redeemable Convertible Preferred Shares

On April 20, 2007, the Company issued in aggregate 80,765,142 Series B Redeemable Convertible Preferred Shares (‘‘Series B Preferred Shares’’) as follows:

(i)                           73,005,789 Series B Preferred Shares (“PS-B Tranche I”) were issued to the Series A Preferred Shares investors and a group of new third party investors for total gross cash proceeds of US$28,500,000

(ii)                        7,759,353 Series B Preferred Shares (“PS-B Tranche II”) were issued to the then note holders of convertible notes issued in 2006 and 2007 upon the conversion of these convertible notes with total deemed proceeds of US$3,029,096

On July 7, 2009, 1,000,000 Series B Preferred Shares were repurchased by the Company at a purchase consideration equivalent to the par value of the Series B Preferred Shares.

Series C Redeemable Convertible Preferred Shares

On December 29, 2009, the Company issued in aggregate 44,780,836 Series C Redeemable Convertible Preferred Shares (‘‘Series C Preferred Shares’’) as follows:

(i)                           20,512,821 Series C Preferred shares (“PS-C Tranche I”) were issued to certain Series A and Series B Preferred Share investors for total gross cash proceeds of US$8,000,000

(ii)                        11,831,308 Series C Preferred Shares (“PS-C Tranche II”) were issued to the then note holders of convertible note issued in 2008 upon the conversion of the convertible note with deemed proceeds of US$3,605,000

(iii)                     12,436,707 Series C Preferred Shares (“PS-C Tranche III”) were issued to the same PS-C Tranche I Series C Preferred Share investors on a pro rata basis for total gross cash proceeds of US$3,000,000

Series B and Tranches I and II of Series C Preferred Shares also contained certain financial performance rachets for 2007 and 2009, respectively.

At any time after September 23, 2009, each Series A Preferred Share is redeemable at the option of each holder of the Series A Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

At any time after four years from the Series B Preferred Shares issuance date (April 20, 2007), each Series B or Series C Preferred Shares is redeemable at the option of each holder of the Series B or Series C Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

Accounting for Series A, Series B and Series C Preferred Shares

The Series A, Series B and Series C Preferred Shares have been classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying value of the PS-A Tranche I was based on the total consideration less the estimated fair value of the detachable Series A Warrants and transaction costs that were directly attributable to the issuance.  The initial carrying value of the PS-A Tranche II was based on the total consideration less transaction costs.  The initial carrying value of the PS-A Tranche III was based on the total deemed proceeds less transaction costs that were directly attributable to the issuance.  Deemed proceeds consist of the exercise price and the fair value of the Series A warrants immediately before exercise.

The initial carrying value of the PS-B Tranche I was the total consideration less the transaction costs directly attributable to the issuance. The initial carrying value of the PS-B Tranche II was recorded at the carrying value of the 2006 and 2007 convertible notes immediately prior to conversion. In addition, an amount of RMB 12,023,000, representing the fair value of the Series B Preferred Shares investors’ obligation to finance the Founders’ options, was recognized as part of the initial carrying value of the PS-B Tranche I and II with a debit to Additional Paid-in Capital (Note 17(c)).

The initial carrying value of the PS-C Tranche I and III was based on the total consideration received for both tranches, since each tranche was issued to the same investors in the same proportion, and then allocated based on relative fair values of each respective tranche (due to the 2009 performance ratchet contained in Tranche I but not Tranche III). The initial carrying value of the PS-C Tranche II was recorded at the carrying value of the 2008 convertible notes immediately prior to conversion.

The holders of Series A, Series B and Series C Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares.  The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of the Series A, Series B and Series C Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other significant embedded derivatives that are required to be bifurcated.

Beneficial conversion features exist when the conversion price of the redeemable convertible preferred shares is lower than the fair value of the ordinary share at the commitment date.  Since the redeemable convertible preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. For each of Series A, Series B and Series C Preferred Shares, the Company has determined that no BCF is recognized at the commitment date nor at the resolution of contingencies, except for PS-C Tranche I and II where the Company subsequently recorded a contingent BCF of US$177,085 and US$651,136, respectively, as the fair value per ordinary share on December 29, 2009, the commitment date, was US$0.30. The discount from recording such BCF was immediately accreted in full as to the earliest conversion date is also the issuance date, and was treated as a return to the Series C Preferred Shareholders. The Company determined the estimated fair values of the ordinary share with the assistance from an independent appraisal firm.

The initial carrying values of the Series A, Series B and Series C Preferred Shares were accreted to the redemption value from the respective issuance dates to the earliest redemption date using the effective interest method. As a result, deemed dividends of RMB31,935,000 were recorded for the years ended December 31, 2010.

On July 7, 2009, the Company repurchased 1,000,000 of its Series B Preferred Shares at the equivalent of the par value of these Series B Preferred Shares from each Series B Preferred Shareholders on a pro rata basis with an aggregate purchase consideration of US$100. Accordingly, the difference between the purchase consideration and the carrying amount of the corresponding Series B Preferred Shares of US$491,705 was recognized as a credit in Additional Paid-in Capital.

All of the Company’s classes of issued and outstanding Series A, Series B and Series C Preferred Shares were automatically converted into 205,565,425 ordinary shares of the Company concurrent with the Company’s IPO on October 1, 2010.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17.                               SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, the Company adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Company, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Company on October 16, 2008. On May 28, 2009, the Company adopted a new stock option plan (the “2008 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Company,  subject to different vesting requirements. On May 20, 2010, the Company adopted a new stock option plan (the “2010 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Company,  subject to different vesting requirements. On June 20, 2011, the Company adopted a new stock option plan (the “2011 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Company,  subject to different vesting requirements.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The board of directors of a committee designated by the board will administer the plan to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

The 2007 and 2008 Option Plans each contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of nine to fourteen years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date.

On February 26, 2011 and August 9, 2011, the Company’s Board of Directors authorized the accelerated vesting of 800,000 share options that were issued under the 2008 Plan to two employees upon their resignation from the Company.  Net incremental stock based compensation of RMB1,776,000 was recognized on the date of modification.

On January 1, 2012, the Company’s Board of Directors approved to modify the exercise price of options granted under the 2010 Plan and 2011 Plan from US$0.41 to US$0.24.  The Company recognized an incremental costs of RMB3,121,300 (US$501,000) on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

During the years ended December 31, 2010, 2011 and 2012, the Company granted 3,662,350, 25,954,666 and 2,130,000 options, respectively, to a combination of employees, consultants and directors of the Company at exercise prices ranging from RMB1.62 to RMB2.58 (US$0.26 to US$0.41). As of December 31, 2012, options to purchase 41,942,758 of ordinary shares were outstanding and options to purchase 3,294,334 ordinary shares were available for future grant under the Option Plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates prior to its IPO, was determined with assistance from third party valuation firms. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

(a)         Options Granted to Employees

The following table summarized the Company’s employee share option activity under the Option Plans:

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2011	20,663,260	0.17	7.30	23,297

Granted	24,854,666	0.41
Exercised	(5,232,224)	0.12
Forfeited	—	—

Outstanding, December 31, 2011	40,285,702	0.33	8.58	1,035

Vested and expected to vest at December 31, 2011	40,285,702	0.33	8.58	1,035

Exercisable at December 31, 2011	13,229,533	0.21	6.86	1,033

Granted	2,130,000	0.27
Exercised	(2,406,272)	0.22
Forfeited	(3,494,672)	0.30

Outstanding, December 31, 2012	36,514,758	0.22	7.70	840

Vested and expected to vest at December 31, 2012	36,514,758	0.22	7.70	840

Exercisable at December 31, 2012	15,410,254	0.19	7.16	840

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2012, the Company has options outstanding to purchase an aggregate of 4,626,208 shares with an exercise price below the estimated fair value of the Company’s shares as at December 31, 2012, resulting in an aggregate intrinsic value of RMB840,000 (US$135,000) as at December 31, 2012.

Prior to the Company’s IPO, the Company has accounted for its options granted to employees as liability awards as the options are indexed to a foreign currency in addition to the Company’s share price as the exercise price is denominated in US$ while the functional currency of the Company is RMB. The share-based compensation liability is initially recognized at estimated fair-value on the date of grant and is subsequently remeasured at the end of each reporting period with an adjustment for the estimated fair-value recorded to the current period expense in order to properly reflect the cumulative expense based on the current estimated fair value of the vested options over the vesting period. The Company has recognized share-based compensation expenses using the accelerated method for liability classified share options granted with service conditions that have a graded vesting schedule.

Subsequent to the Company’s IPO, the Company accounts for its options granted to employees as equity awards, as the Company’s shares are now publicly traded in U.S. and therefore the options are no longer considered dual-indexed. The fair value of the options granted to employees was remeasured on the date of the Company’s IPO, with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested options to be recognized over the remaining requisite service period as compensation expenses using the accelerated method. RMB24,257,000 and RMB16,088,000 (US$2,583,000) were recorded as share-based compensation expenses in captions consistent with the payroll cost classification of the grantees, during the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, there was RMB10,959,000 (US$1,759,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the accelerated method over the remaining vesting periods of different tranches, ranging from 0.25 years to 4.75 years.

The Company calculated the estimated fair value of the options granted in 2011 and 2012 using the binomial option pricing model with the following assumptions:

	June 20, 2011	May 21, 2012

Suboptimal exercise factor	2.2	2.2
Risk-free interest rates	2.21%	1.73%
Expected volatility	71.2%	67.5%
Expected dividend yield	0%	0%
Weighted average fair value of share option	0.236	0.166

The Company calculated the estimated fair value of the options at the date of the Company’s IPO on October 1, 2010 using the binomial option pricing model with the following assumptions:

October 1, 2010

Suboptimal exercise factor	2
Risk-free interest rates	2.61%
Expected volatility	65.6%
Expected dividend yield	0%

The total fair value of options vested during the year ended December 31, 2010, 2011 and 2012 was RMB7,299,798, RMB36,918,136, and RMB2,202,839 (US$353, 580), respectively.

(b)         Share options issued to non-employees

The Company granted 1,100,000 options to non-employees on June 20, 2011, which were immediately vested upon grant, with the exercise price of each option at US$0.41. The weighted average exercise price of each option was US$0.16. As of December 31, 2012, there were 3,028,000 options outstanding and exercisable.

The Company records share-based compensation expenses on the grant date equal to the estimated fair-value of the share options at the measurement date. The estimated fair-value of the options granted to non-employees in 2011 at grant date was determined to be RMB1,615,000 which was recorded in sales and marketing expenses and general and administrative expenses.

The Company calculated the estimated fair value of the options on the grant date using the binomial option pricing model with the following assumptions:

June 20, 2011

Risk-free interest rates	2.2

Expected volatility	71%
Expected dividend yield	0%
Fair value of share option	US$0.19

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the fair value of the Company’s ordinary shares. As of December 31, 2012, the Company has options outstanding to purchase an aggregate of 1,910,000 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB2,633,000 (US$422,588), respectively.

(c)          Founders’ Options

On April 20, 2007, in connection to the Series B Preferred Shares financing (Note 16), the holders of Series B Preferred Shares, on a pro rata basis, granted the Founders options to acquire up to an aggregate of 3,400,000 ordinary shares (‘‘Founders’ Options’’) from holders of Series B Preferred shares which had a vesting commencement date that was contingent on the Company meeting a performance condition of 2007 revenues (‘‘Revenue Milestone’’). The exercise price of each option is US$0.0001. No options will be vested if the 2007 revenues is less than the Revenue Milestone. 25% of the Founders’ Options will vest 12, 24, 36, and 48 months from the date of the above performance condition has been met, subject to the Founders’ continuous service to the Company.

Upon the exercise of the Founders’ Options, the holders of Series B Preferred Shares shall convert such number of Series B Preferred Shares into such number of ordinary shares and transfer such ordinary shares to the Founders in exchange for the exercise price.

On July 7, 2009, a supplementary agreement was entered into between the holders of the Series B Preferred Shares and the Founders to confirm that the Revenue Milestone was achieved and that the vesting commencement date was April 1, 2008. In addition, it was also agreed between the holders of Series B Preferred Shares and the Founders that the Founders’ Options was reduced from 3,400,000 to 2,400,000 (Note 16).

On March 31, 2011, the Company and holders of the original Series B Preferred shares agreed that the Founders’ options should become fully vested on March 31, 2011, thereby accelerating the original March 31, 2012 vesting by 12 months. No incremental compensation expenses were recognized as a result.

The Founders’ Options have been awarded by the holders of the original Series B Preferred Shares for the Founders’ continuing services to the Company. Accordingly, such Founders’ Options are recorded as share-based compensation expenses in the Company with an offsetting credit to Additional Paid-in Capital, reflecting a pushdown of such expenses as incurred by the original holders of Series B Preferred Shares. As the Founders’ Options are indexed to a foreign currency in addition to the Company’s share price, the Founders’ Options is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. During the year ended December 31, 2007, the Company has assessed that it is probable that the Revenue Milestone would be met, accordingly the Company commenced recognition of the related compensation expenses using the accelerated method. Subsequent to the Company’s IPO, the Company’s shares are now publicly traded in U.S. upon the IPO and therefore the Founders’ options are no longer considered dual-indexed. The fair value of the Founders’ options was remeasured on the date of the Company’s IPO with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested Founders’ options to be recognized over the remaining requisite service period as compensation expenses using the accelerated method. RMB 8,992,000, RMB1,084,000 and Nil were recorded as compensation expense, with a corresponding credit to Additional Paid-in Capital during the years ended December 31, 2010, 2011 and 2012, respectively.

The Company calculated the estimated fair value of the options at the date of the Company’s IPO on October 1, 2010 using the binomial option pricing model with the following assumptions:

October 1, 2010

Suboptimal exercise factor	2
Risk-free interest rates	2.52%
Expected volatility	62.2%
Expected dividend yield	0%

A total compensation expense relating to options granted to employees, non-employees and Founders’ options recognized for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2010	2011	2012
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	11,353	4,047	2,896	465
Sales and marketing expenses	27,122	9,669	6,917	1,110
General and administration expenses	21,703	8,968	3,219	517
Research and development expenses	11,984	4,272	3,056	491
	72,162	26,956	16,088	2,583

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

18.                               STATUTORY RESERVES

Under PRC law, ChinaCache Beijing, Beijing Blue IT, Beijing Jingtian and Xin Run are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund.  The entities are required to allocate at least 10% of their after tax profits on individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital.  Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of December 31, 2011 and 2012, the Company had appropriated RMB1,326,000 and RMB1,326,000 (US$213,000), respectively in its statutory reserves.

MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

19.                               MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB8,295,000, RMB12,939,000 and RMB22,064,000 (US$3,542,000), for the years ended December 31, 2010, 2011 and 2012, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

20.                               INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

On December 24, 2010, ChinaCache Beijing received official approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15% from 2010 to 2012. The HNTE status is subject to annual qualification and tri-annual renewal.  ChinaCache Beijing enjoys the HNTE preferential tax rate of 15% for the years ended December 31, 2011 and 2012, respectively.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear.

Based on the assessment of facts and circumstances available at December 31, 2012, management believes none of its non-PRC entities are more likely than not non-PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Company will continue to monitor its tax status.

Income (loss) from continuing operations before income tax expense consists of:

	For the Years Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(118,764)	(23,512)	(20,097)	(3,226)
PRC	51,521	23,143	9,399	1,508

	(67,243)	(369)	(10,698)	(1,718)

The income tax expense (benefit) comprises:

	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Current	12,466	13,188	17,490	2,807
Deferred	(23,370)	(2,043)	(11,197)	(1,797)

	(10,904)	11,145	6,293	1,010

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax expense for the years ended December 31, 2010, 2011 and 2012, is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(67,243)	(369)	(10,698)	(1,717)

Income tax computed at PRC statutory tax rate of 25%	(16,811)	(93)	(2,674)	(429)
Preferential tax rates	(5,049)	(948)	83	13
International rate differences	30,007	13,514	9,622	1,545
Additional 50% tax deduction for qualified research and development expenses	(787)	(2,660)	(4,915)	(789)
Non-deductible expenses	2,903	5,117	5,208	836
Other permanent difference	—	—	(6,626)	(1,064)
Effect of changes in tax rates on deferred taxes	(38)	(1,586)	3,779	607
Deferred tax on outside basis differences	(16,684)	—	—	—
Changes in unrecognized tax benefits	(295)	(480)	—	—
Changes in the valuation allowance	(4,776)	(1,719)	276	44
Deferred tax adjustment	626	—	1,540	247

Income tax (benefit) expense	(10,904)	11,145	6,293	1,010

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	567	431	6,096	978
- Deferred Revenue	—	—	840	135
- Accruals	3,752	5,414	6,690	1,074
Less: valuation allowance	—	—	—	—

Net current deferred tax assets	4,319	5,845	13,626	2,187

Non-current:
- Tax losses	3,960	2,241	6,481	1,041
- Property and equipment	2,368	2,750	2,202	353
Less: valuation allowance	(3,960)	(2,241)	(2,517)	(404)

Net non-current deferred tax assets	2,368	2,750	6,166	990

Total Deferred tax assets	6,687	8,595	19,792	3,177

Deferred tax liabilities:
Current:
- Intangible assets	134	—	—	—

Current deferred tax liabilities	134	—	—	—

Non-current:
- Intangible assets	5	—	—	—
-Outside basis of domestic VIEs	—	—	—	—

Non-current deferred tax liabilities	5	—	—	—

Total deferred tax liabilities	139	—	—	—

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Company recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative 3-year loss position as of December 31, 2012.

As of December 31, 2012, the Company has net operating tax losses carried forward from its PRC subsidiaries, as per filed tax returns, of RMB64,416,000 (US$10,340,000), which will  expire between 2013 and 2018.

As of December 31, 2012, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Positions

As of December 31, 2011 and 2012, the Company recorded an unrecognized tax benefit of RMB23,850,000  and RMB 21,563,000 (US$3,461,000), respectively, of which RMB17,657,000 and RMB9,777,000 (US$1,569,000), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets.  The unrecognized tax benefit is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. The uncertain tax positions of RMB19,898,000 (US$3,194,000), if ultimately recognized would affect the effective tax rate. The Company recorded penalty of RMB1,076,000 and RMB2,797,000 (US$449,000) and interest expense of RMB715,000 and RMB1,304,000 (US$209,000) for the years ended December 31, 2011 and 2012, respectively.

As of December 31, 2012, the Company’s tax years ended December 31, 2007 through 2012 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance—beginning	42,265	23,850	3,828
Derecognized as a result of the deconsolidation of Shanghai JNet (Note 4(b))	(19,738)	—	—
Increase based on tax positions related to the current year	1,323	3,169	509
Decrease based on tax positions related to the current year	—	(5,456)	(876)

Balance—ending	23,850	21,563	3,461

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21.                               RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions during the periods presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited(“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Sundream Holdings Ltd. (i)	A shareholder of the Company
SmartAsia Holdings Ltd. (i)	A shareholder of the Company
JAFCO Asia Technology Fund II (ii)	A shareholder of the Company
Investor Investments Asia Limited (ii)	A shareholder of the Company
Investor Goup Asia L.P. (ii)	A shareholder of the Company
Qiming Venture Partners,L.P. (ii)	A shareholder of the Company
Qiming Managing Directors Fund,L.P. (ii)	A shareholder of the Company
Ignition Venture Partners III,L.P. (ii)	A shareholder of the Company
Ignition Managing Directors Fund III,LLC (ii)	A shareholder of the Company
SIG China Investments One,Ltd (ii)	A shareholder of the Company
Intel Capital (Cayman) Corporation (ii)	A shareholder of the Company
Intel Capital Corporation (ii)	A shareholder of the Company
Xuntong Tianxia Limited (“Xuntong”)	A company of which one of the Company’s vice presidents is a beneficial shareholder
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)	A company of which one of the Company’s vice presidents is a beneficial shareholder

(i)        Collectively referred as “Former JNet Group Shareholders”

(ii)     Collectively referred as preferred shareholders

The Company had the following related party balances as of December 31, 2011 and 2012:

	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Former JNet Group Shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2011	—	—	(18)	(72,853)	56,195	2,807	(13,869)

Cash received from Mr. Mei Yongkai	—	—	—	—	(10,348)	—	(10,348)
Cash paid to former JNet Group shareholders for the original consideration for the acquisition of JNet Group	—	—	—	9,800	—	—	9,800
Cash paid to former JNet Group shareholders for the Post-acquisition settlement consideration	—	—	—	4,834	—	—	4,834
Change of fair value of Post-acquisition settlement consideration (Note 24)	—	—	—	(7,158)	—	—	(7,158)
Exchange gain	—	—	—	3,208	—	—	3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet (Note 4(b))	—	—	—	62,169	(45,847)	(2,807)	13,515
Balance as of December 31, 2011	—	—	(18)	—	—	—	(18)
Receivables from Xuntong for services provided	13,000	—	—	—	—	—	13,000
Cash received from Xuntong	(4,360)	—	—	—	—	—	(4,360)
Service fee charged by Jiuzhou Changxiang	—	(4,139)	—	—	—	—	(4,139)
Cash paid to Jiuzhou Changxiang	—	3,095	—	—	—	—	3,095
Balance as of December 31, 2012	8,640	(1,044)	(18)	—	—	—	7,578
Balance as of December 31, 2012 (US$’000)	1,387	(168)	(3)	—	—	—	1,216

The amounts due from Mr. Mei Yongkai and Ms. Mei Xiurong and amount due to Former JNet Group shareholders were waived concurrent to the deconsolidation of Shanghai JNet Note (4(b)).

REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
REPURCHASE OF ORDINARY SHARES
REPURCHASE OF ORDINARY SHARES

22.                               REPURCHASE OF ORDINARY SHARES

As of December 31, 2011, the Company had repurchased 1,641,311 ADSs amounting to RMB 63,631,000 under the 2011 Share Repurchase Plan. As of December 31, 2012, the Company had repurchased 319,827 ADSs amounting to RMB 9,470,000 (US$1,520,000) under the 2012 Share Repurchase Plan.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

23.                               RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. ChinaCache Beijing was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries and consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividend payments, loans or advances.

Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC Subsidiaries and the VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB153,440,000 (US$24,629,000) as of December 31, 2012.

DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATION
DISCONTINUED OPERATION

24.                               DISCONTINUED OPERATION

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders led to the deconsolidation and an “effective” disposal of Shanghai JNet back to the sellers in exchange for nil consideration (Note 4(b)). Accordingly, pursuant to ASC 205-20 “Discontinued Operations,” the financial results of Shanghai JNet have been accounted for as a discontinued operation whereby the results of operations of Shanghai JNet have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented.

The breakdown of assets and liabilities attributed to discontinued operations as of December 26, 2011 (the date of sale), are as follows:

December 26, 2011
RMB’ 000

Current assets	63,182
Property and equipment, net	5
Intangible assets	19
Goodwill	16,989
Total assets	80,195

Current liabilities	(48,737)
Deferred tax liabilities	(5)
Total liabilities derecognized	(48,742)
Total net assets (Note 4(b))	31,453

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

25.                               EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the periods presented is calculated as follows:

	For the Year Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(56,339)	(11,514)	(16,991)	(2,728)
Income from discontinued operations	592	31,977	—	—

Accretion of redeemable convertible preferred shares:
- Series A	—	—	—	—
- Series B	(21,055)	—	—	—
- Series C	(26,003)	—	—	—

Effect of foreign exchange rate movement on redeemable convertible preferred shares
- Series A	2,232	—	—	—
- Series B	5,932	—	—	—
- Series C	2,421	—	—	—

Net (loss) income attributable to ordinary shareholders:	(92,220)	20,463	(16,991)	(2,728)

Denominator:
Number of shares outstanding, opening	84,475,892	385,843,484	364,813,932	364,813,932
Weighted average number of shares issued	75,135,482	3,063,940	136,676	136,676
Weighted average number of shares repurchased	—	(6,922,907)	(1,169,733)	(1,169,733)
Weighted-average number of shares outstanding — Basic	159,611,374	381,984,517	363,780,875	363,780,875
Weighted-average number of shares outstanding — Diluted	159,611,374	381,984,517	363,780,875	363,780,875

Earnings (loss) per share-Basic
- Net loss from continuing operations	(0.58)	(0.03)	(0.05)	(0.01)
- Income from discontinued operations:	—	0.08	—	—
	(0.58)	0.05	(0.05)	0.01
Earnings (loss) per share-Diluted
- Net loss from continuing operations	(0.58)	(0.03)	(0.05)	(0.01)
-Income from discontinued operations:	—	0.08	—	—
	(0.58)	0.05	(0.05)	0.01

The effects of Series A, Series B and Series C Preferred Shares have been excluded from the computation of diluted loss per share for the year ended December 31, 2010 as their effects would be anti-dilutive.  Similarly, the effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2010, 2011 and 2012 as their effects would be anti-dilutive.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

26.                               FAIR VALUE MEASUREMENT

The Company applies ASC topic 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the available-for-sale investment of the mutual fund is classified within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis. The available-for-sale investment in Series A Preferred Shares of an unlisted PRC company is classified within Level 3 as the Company measures the fair value with reference to the fair value of the latest transaction which occurred close to year end. The post-acquisition settlement consideration contingency is classified within Level 3. This estimated liability was derived through application of the income approach which included the estimation of Shanghai JNet’s following three years of pre-tax income, based on actual historical operating results coupled with management’s best estimate of future performance and certain market assumptions. The Company applied a discount rate of approximately 17% as at December 31, 2010 which was determined through the assessment of the Company-specific and industry-specific risks.

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Post-acquisition settlement consideration contingency
RMB’000

Fair value at January 1, 2010	—

Changes in fair value	16,569
Transfers in and/or out of Level 3	—
Fair value at December 31, 2010	16,569
Changes in fair value	7,158
Paid during 2011	(4,834)
Waiver of loans receivables from the sellers (Note 4(b))	(18,893)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	—

Investment in the Series A Preferred Shares of an unlisted PRC company
RMB’000

Fair value at January 1, 2011	—
Investment during 2011	1,259
Changes in fair value	457
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	1,716
Fair value at December 31, 2012	1,716
Fair value at December 31, 2012 (US$’000)	275

Changes in the fair value of the post-acquisition settlement consideration contingency are recorded in the consolidated statements of comprehensive income (loss).  The Company’s valuation techniques used to measure the fair value of the post-acquisition settlement consideration contingency were derived from management’s assumptions of estimations as discussed above. Changes in the fair value of the available-for-sale investment in Series A Preferred Shares of an unlisted PRC company will be recorded in other comprehensive income.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.          COMMITMENTS AND CONTINGENCIES

(a)  Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates.  Total rental expense under all operating leases was RMB3,917,000, RMB5,626,000 and RMB15,621,000 (US$2,507,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2012
	RMB’000	US$’000

2013	15,493	2,487
2014	14,634	2,349
2015	14,409	2,313
2016	13,852	2,223
2017	5,605	900

	63,993	10,272

(b)  Purchase Commitments

As of December 31, 2012, the Company had outstanding purchase commitments in relation to bandwidth of RMB105,127,000 (US$16,874,000).

(c) Investment commitment

As part of the Company’s expansion strategy, in October 2012, the Company signed a purchase agreement to acquire a 51% equity interest in a PRC company with a purchase consideration of RMB408,000 (US$65,000). As of December 31, 2012, the closing conditions of the acquisition of the PRC company have not been met and therefore the transfer of the 51% equity interest has not occurred.  As such, the Company has not accounted for this business combination in 2012.

(d) Income taxes

As of December 31, 2012, the Company has recognized RMB21,563,000 (US$3,461,000) (2011: RMB23,850,000) of unrecognized tax benefits. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28.          SUBSEQUENT EVENTS

(a) Acquisition of land use right

On February 6, 2013, the Company executed the purchase agreement and the remaining purchase consideration of RMB40,173,000 (US$6,448,000) (after the deduction of the upfront long term deposits of RMB10,000,000) (Note 11) is due in accordance with payment schedule pursuant to the purchase agreement.

(b) Accelerated vesting

On March 26, 2013, the Company’s Board of Directors authorized the accelerated vesting of 2,758,336 share options that were issued under the 2011 Plan to two employees upon their resignation from the Company. As a result, the Company will recognize incremental compensation expenses immediately on the date of modification.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).
Principles of consolidation

(b)              Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

Use of estimates

(c)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, impairment of long-lived assets and intangible assets, allowance for doubtful debts, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s post-acquisition settlement consideration and subsequent changes in this estimated forecasted liability amount (Note 4(a)). The valuation of and accounting for the Company’s financial instruments (Note 16 and 17) also requires significant estimates and judgments provided by management.  Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(d)                       Foreign currency

The functional currency of the Company and each of its subsidiaries is the Renminbi (“RMB”), except for ChinaCache US, which is the United States dollar (“US$”), as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.  Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of comprehensive income (loss).

Assets and liabilities of ChinaCache US are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive income.

Convenience translation

(e)                        Convenience translation

Amounts in United States dollars (‘‘US$’’) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

(f)                          Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Accounts receivable and allowance for doubtful accounts

(g)              Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

Property and equipment

h)                     Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The Company did not recognize any capitalized interest during the years ended December 31, 2010, 2011 and 2012.

Intangible assets

(i)                        Intangible assets

Intangible assets, including acquired intangible assets and purchased computer software, are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Supplier contracts*	3.5 years
VAS license*	4.5 years
Non-compete agreement*	4 years
Purchased software	5 years

* Acquired in the JNet Group acquisition

Impairment of long-lived assets and intangible assets

(j)                        Impairment of long-lived assets and intangible assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable.  When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.  Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.  There is no indication of impairment associated with its long-lived assets and intangibles as of December 31, 2011 and 2012.

Investments

(k)                     Investments

Available-for-sale investments

The Company has classified its investment in Series A convertible redeemable preferred shares (“Series A Preferred Shares”) of an unlisted company in the PRC and a mutual fund as available-for-sale in accordance with ASC320-10 “Investments — Debt and Equity Securities”. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in other comprehensive income except for another-than-temporary impairment, which would be charged to current period earnings.

Dividend and interest income, including the amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

Investment — Equity method / Cost

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Company holds either (a) a five percent or greater interest or (b) less than a five percent interest, when the Company has more than virtually no influence over the operating or financial policies of the limited partnership. The Company considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

Fair value of financial instruments

(l)                        Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, accounts payable, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The redeemable convertible preferred shares are initially recognized based on residual proceeds after allocation to the detachable redeemable convertible preferred shares warrants (Note 16) at fair value, if applicable. Post-acquisition settlement consideration relating to the acquisition of JNet Group (Note 4(a)) is initially measured at fair value on the date of the related supplementary agreement and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its redeemable convertible preferred shares, post-acquisition settlement consideration and available-for-sale investments that are recognized in the consolidated financial statements.

Discontinued Operations

(m)                  Discontinued Operations

In accordance with ASC 205-20 “Discontinued Operations”, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of comprehensive income (loss) for all periods presented.

Revenue recognition

(n)                     Revenue recognition

The Company provides a portfolio of content and application delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

Consistent with the criteria of Staff Accounting Bulletin No. 104, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a one-year master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed bandwidth or traffic volume usage and fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. To date these amounts have been insignificant, however, the Company’s policy is to record these initial set-up fees as deferred revenue and recognize them as revenue ratably over the estimated life of the customer arrangement.

The Company’s PRC subsidiaries and VIEs are subject to business taxes and related surcharges on revenues related to certain types of services at various rates, by fiscal year as set forth below:

	Fiscal 2010	Fiscal 2011	Fiscal 2012
	%	%	%
ChinaCache Beijing	5%	5.5%	5.6%
Beijing Blue IT	3.3%	3.3%	3.36%
Beijing Jingtian	5.5%	5.5%	5.6%

Business tax and related surcharges on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. The business tax and related surcharges expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately RMB18,298,000, RMB24,215,000 and 26,377,000 (US$4,234,000), respectively.

Effective in September 2012, 6% of value-added tax, or VAT, replaced the original 5% business tax in Beijing as a result of the PRC government’s pilot VAT reform program, which applies to all services provided by Chinacache Beijing and Beijing Jingtian and certain services provided by Beijing Blue IT.

Cost of revenues

(o)                     Cost of revenues

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of Content and Application Delivery services.

ChinaCache Beijing is subject to business tax and other surcharges on certain revenues earned for exclusive business support, technical and consulting services provided to the Company’s VIEs, pursuant to the VIE agreements (Note 1). Such business tax and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

Advertising expenditures

(p)                     Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB3,215,000, RMB3,159,000 and RMB2,196,000 (US$352,000), for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development costs

(q)                     Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Company’s services and network. Costs incurred in the development of the Company’s services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

Government Grants

(r) Government Grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized as deferred government grants and released to the consolidated statements of comprehensive income (loss) over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statements of comprehensive income (loss) in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense (Note 15).

Government grants received by the Company also consist of unrestricted grants which are received on an unsolicited and unconditional basis to support the growth of the Company and do not relate to the Company’s operating activities. Unrestricted grants are classified as non-operating income and recorded in other income on the consolidated statements of comprehensive income (loss) upon receipt. As of December 31, 2010, 2011 and 2012, the Company received unrestricted grant amounted to nil, nil and RMB1,262,000 (US$202,565), respectively.

Leases

(s)                       Leases

Leases are classified at the inception date as either a capital lease or an operating lease.  The Company did not enter into any leases whereby it is the lessor for any of the periods presented.  As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A lease involving integral equipment is a capital lease only if condition (a) or (b) exists.  A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases.  The Company leases office space and employee accommodation under operating lease agreements.  Certain of the lease agreements contain rent holidays.  Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.  The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rental included in the prepaid expenses and other current assets in the consolidated balance sheets.

Income taxes

(t)                        Income taxes

The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.  The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of comprehensive income (loss).

Share-based compensation

(u)                     Share-based compensation

Share options granted to employees are accounted for under ASC 718 Compensation — Stock Compensation. In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award.  All grants of share options to employees classified as equity awards are recognized in the financial statements over their requisite service period based on their grant date fair values.  All grants of share options to employees classified as liability awards are remeasured at the end of each reporting period with any fair value adjustments recorded to the current period expense. The Company has elected to recognize compensation expenses using the accelerated method for its share options granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. During the years ended December 31, 2010, 2011 and 2012, the Company estimated that the forfeiture rate for both the management group and the non-management group was zero. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based Payments to Non-Employees.” For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

The Company, with the assistance of independent valuation firms, determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

Earnings (loss) per share

(v)                      Earnings (loss) per share

In accordance with ASC 260, “Earnings per Share,”  basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s redeemable convertible preferred shares (Note 16) are participating securities. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings per share for discontinued operations is then calculated by dividing net profit from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s redeemable convertible preferred shares, using the if-converted method, and ordinary shares issuable upon the conversion of the share options (Note 17), using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Comprehensive income (loss)

(w)                   Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.  Comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss).  Accumulated other comprehensive income of the Company includes foreign currency translation adjustments related to ChinaCache US, whose functional currency is US$ and the change in fair value of available-for-sale investments (Note 10) and their corresponding deferred tax impact, if any.

Segment reporting

(x)                     Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker, reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Employee benefits

(y)                      Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB8,295,000, RMB12,939,000 and RMB 22,064,000 (US$3,542,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

Share Repurchase Program

(z)                         Share Repurchase Program

Pursuant to a Board of Director’s resolution on June 13, 2011, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“2011 Share Repurchase Plan”) in the next 12 months. As of December 2011, the Company had completed its 2011 Share Repurchase Plan by repurchasing 1,641,311 ADSs amounting to RMB 63,631,000 (US$10,000,000) under the approved plan.

Pursuant to a Board of Directors’ resolution on May 18, 2012, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“2012 Share Repurchase Plan”). As of December 31, 2012, the Company had repurchased 319,827 ADSs amounting to RMB 9,470,000 (US$1,520,000) under the 2012 Share Repurchase Plan.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

Recently adopted accounting pronouncements

(aa)              Recently adopted accounting pronouncements

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Research & Development center

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”)

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”)*	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*                 The equity interest of Beijing Blue IT and Beijing Jingtain are held by the Founders and two employees of the Company, respectively (collectively the “Nominee Shareholders”).

Schedule of financial information of the VIEs that was included in the accompanying consolidated financial statements

The following financial information of the VIEs was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000
Total assets	367,856	463,356	74,374
Total liabilities	145,704	202,132	32,444

	For the Year Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000
Net revenue	378,287	600,203	758,378	121,728
Net profit	118,590	126,796	97,873	15,710
Income from discontinued operations (including gain on disposal of Shanghai JNet (Note 4(b)))	592	31,977	—	—

Income from discontinued operations relates to the operations of Shanghai JNet that has been classified as discontinued operations upon the disposal of Shanghai JNet and the concurrent termination of the VIE Agreements (Note 4(b)).

	For the Year Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by (used in) operating activities	47,527	31,364	(20,224)	(3,246)
Net cash used in investing activities	(31,394)	(73,873)	(49,933)	(8,015)
Net cash used in financing activities	(11,276)	—	—	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of estimated economic life of the intangible assets
Supplier contracts*	3.5 years
VAS license*	4.5 years
Non-compete agreement*	4 years
Purchased software	5 years
* Acquired in the JNet Group acquisition
Schedule of rates of business taxes and related surcharges on revenues applicable to Company's PRC subsidiaries and VIEs
	Fiscal 2010	Fiscal 2011	Fiscal 2012
	%	%	%
ChinaCache Beijing	5%	5.5%	5.6%
Beijing Blue IT	3.3%	3.3%	3.36%
Beijing Jingtian	5.5%	5.5%	5.6%

CONCENTRATION OF RISK (Tables) (Customer concentration risk)	12 Months Ended
Dec. 31, 2012
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	62,923	98,684	82,663	13,268

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Customer A	37,153	46,324	7,436

CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Tables)	12 Months Ended
Dec. 31, 2012
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET
Schedule of gain recognized on deconsolidation
RMB’ 000

Disposition of net assets of Shanghai JNet (Note 24)	(31,453)
Waiver of acquisition consideration and post-acquisition settlement consideration (see (iii) above)	62,169

Gain on deconsolidation of Shanghai JNet	30,716

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	159,024	255,744	41,049
Less: allowance for doubtful accounts	(2,809)	(25,545)	(4,100)

	156,215	230,199	36,949

Schedule of analysis of the allowance for doubtful accounts
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance, beginning of year	3,762	2,809	451
Additions for the current year	2,809	22,768	3,654
Deductions for the current year
-Recovery	(23)	(32)	(5)
-Written off	(3,739)	—	—

Balance, end of year	2,809	25,545	4,100

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	4,856	17,147	2,752
Staff field advances	1,986	1,444	232
Other deposit and receivables	16,570	12,649	2,030

	23,412	31,240	5,014

(i)                   Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, which are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,103
Computer equipment	354,697	424,808	68,186
Furniture and fixtures	7,172	7,538	1,210
Leasehold improvements	4,446	15,499	2,488
Motor vehicles	3,098	4,206	675

	382,513	465,151	74,662
Less: accumulated depreciation	(227,558)	(285,860)	(45,884)
Less: accumulated impairment	(52)	(52)	(8)

	154,903	179,239	28,770

Schedule of depreciation expenses
	For the years ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	55,950	63,318	51,911	8,333
Sales and marketing expenses	772	855	712	114
General and administrative expenses	847	1,073	1,171	188
Research and development expenses	186	2,099	6,096	978

	57,755	67,345	59,890	9,613

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Optical fibers	13,100	13,100	2,103
Computer equipment	47,243	47,243	7,583

	60,343	60,343	9,686
Less: accumulated depreciation	(31,443)	(39,662)	(6,366)

	28,900	20,681	3,320

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of the Company's intangible assets
	Purchased software	Supplier contracts*	VAS license*	Non-compete agreements*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net January 1, 2011	—	385	56	114	555
Amortization expense	—	(385)	(56)	(95)	(536)
Disposed of and derecognized **	—	—	—	(19)	(19)

Intangible assets, net December 31, 2011	—	—	—	—	—
Acquisition	3,368	—	—	—	3,368

Intangible assets, net December 31, 2012	3,368	—	—	—	3,368
Intangible assets, net December 31, 2012 (US$)	541	—	—	—	541

* Acquired in the JNet Group acquisition

** On December 26, 2011, upon the deconsolidation of Shanghai JNet (Note 4(b)), the Company disposed of and derecognized all of the acquired intangible assets related with Shanghai JNet.

Schedule of estimated annual amortization expense for each of the five succeeding fiscal years
	Amortization
	RMB’000	US$’000
For the years ending December 31,
2013	674	108
2014	674	108
2015	674	108
2016	674	108
2017	672	109

LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM INVESTMENTS
Schedule of long term investments
	December 31
	2011	2012
	RMB’000	RMB’000	US$’000
PRC Fund	3,103	6,103	980
United States Fund	6,033	9,033	1,449

	9,136	15,136	2,429

AVAILABLE-FOR-SALE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE INVESTMENTS
Schedule of available-for-sale investments
	December 31
	2011	2012
	RMB’000	RMB’000	US$’000

Investment in a mutual fund (a)	97,564	80,576	12,934
Investment in Series A preferred shares of an unlisted company (b)	1,716	1,716	275

	99,280	82,292	13,209

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000.

(b) On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC to purchase 970,591 Series A Preferred Shares for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Business tax and other tax payables	15,781	16,276	2,612
Payables for purchase of property and equipment	21,492	13,224	2,123
Advance from customers	12,028	11,669	1,873
Other accrued expenses	12,264	16,604	2,665

Total	61,565	57,773	9,273

CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable capital lease arrangements
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

2012	5,466	—	—

Total minimum lease payments	5,466	—	—
Less: amount representing interest	(119)	—	—

Present value of remaining minimum lease payments	5,347	—	—

DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000
Beginning	—	—	—
Received (i)	—	3,360	539
Recognized as income during the year	—	—	—
Ending	—	3,360	539

(i) During the year ended December 31, 2012, the Company received RMB3,360,000 (US$539,000) of government grant from the relevant PRC government authority. The government grant received is required to be used in a research and development project pursuant to the government grant agreement and the project term is from October 2012 to October 2014. The grant was recorded as deferred government grant as the Company had not fulfilled the conditions required by the government as of December 31, 2012.

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Schedule of total compensation expense relating to options granted

	2010	2011	2012
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	11,353	4,047	2,896	465
Sales and marketing expenses	27,122	9,669	6,917	1,110
General and administration expenses	21,703	8,968	3,219	517
Research and development expenses	11,984	4,272	3,056	491
	72,162	26,956	16,088	2,583

Employees
Share-based compensation
Summary of entity's share option activity
	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2011	20,663,260	0.17	7.30	23,297

Granted	24,854,666	0.41
Exercised	(5,232,224)	0.12
Forfeited	—	—

Outstanding, December 31, 2011	40,285,702	0.33	8.58	1,035

Vested and expected to vest at December 31, 2011	40,285,702	0.33	8.58	1,035

Exercisable at December 31, 2011	13,229,533	0.21	6.86	1,033

Granted	2,130,000	0.27
Exercised	(2,406,272)	0.22
Forfeited	(3,494,672)	0.30

Outstanding, December 31, 2012	36,514,758	0.22	7.70	840

Vested and expected to vest at December 31, 2012	36,514,758	0.22	7.70	840

Exercisable at December 31, 2012	15,410,254	0.19	7.16	840

Schedule of assumptions used in calculation of estimated fair value of the options
	June 20, 2011	May 21, 2012

Suboptimal exercise factor	2.2	2.2
Risk-free interest rates	2.21%	1.73%
Expected volatility	71.2%	67.5%
Expected dividend yield	0%	0%
Weighted average fair value of share option	0.236	0.166

October 1, 2010

Suboptimal exercise factor	2
Risk-free interest rates	2.61%
Expected volatility	65.6%
Expected dividend yield	0%

Non-employees
Share-based compensation
Schedule of assumptions used in calculation of estimated fair value of the options
June 20, 2011

Risk-free interest rates	2.2

Expected volatility	71%
Expected dividend yield	0%
Fair value of share option	US$0.19

Founders
Share-based compensation
Schedule of assumptions used in calculation of estimated fair value of the options
October 1, 2010

Suboptimal exercise factor	2
Risk-free interest rates	2.52%
Expected volatility	62.2%
Expected dividend yield	0%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of Income (loss) from continuing operations before income tax expense

	For the Years Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(118,764)	(23,512)	(20,097)	(3,226)
PRC	51,521	23,143	9,399	1,508

	(67,243)	(369)	(10,698)	(1,718)

Schedule of income tax expense (benefit)
	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Current	12,466	13,188	17,490	2,807
Deferred	(23,370)	(2,043)	(11,197)	(1,797)

	(10,904)	11,145	6,293	1,010

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax expense
	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(67,243)	(369)	(10,698)	(1,717)

Income tax computed at PRC statutory tax rate of 25%	(16,811)	(93)	(2,674)	(429)
Preferential tax rates	(5,049)	(948)	83	13
International rate differences	30,007	13,514	9,622	1,545
Additional 50% tax deduction for qualified research and development expenses	(787)	(2,660)	(4,915)	(789)
Non-deductible expenses	2,903	5,117	5,208	836
Other permanent difference	—	—	(6,626)	(1,064)
Effect of changes in tax rates on deferred taxes	(38)	(1,586)	3,779	607
Deferred tax on outside basis differences	(16,684)	—	—	—
Changes in unrecognized tax benefits	(295)	(480)	—	—
Changes in the valuation allowance	(4,776)	(1,719)	276	44
Deferred tax adjustment	626	—	1,540	247

Income tax (benefit) expense	(10,904)	11,145	6,293	1,010

Schedule of the components of deferred tax assets and liabilities

	As of December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	567	431	6,096	978
- Deferred Revenue	—	—	840	135
- Accruals	3,752	5,414	6,690	1,074
Less: valuation allowance	—	—	—	—

Net current deferred tax assets	4,319	5,845	13,626	2,187

Non-current:
- Tax losses	3,960	2,241	6,481	1,041
- Property and equipment	2,368	2,750	2,202	353
Less: valuation allowance	(3,960)	(2,241)	(2,517)	(404)

Net non-current deferred tax assets	2,368	2,750	6,166	990

Total Deferred tax assets	6,687	8,595	19,792	3,177

Deferred tax liabilities:
Current:
- Intangible assets	134	—	—	—

Current deferred tax liabilities	134	—	—	—

Non-current:
- Intangible assets	5	—	—	—
-Outside basis of domestic VIEs	—	—	—	—

Non-current deferred tax liabilities	5	—	—	—

Total deferred tax liabilities	139	—	—	—

Schedule of roll-forward of accrued unrecognized tax benefits
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance—beginning	42,265	23,850	3,828
Derecognized as a result of the deconsolidation of Shanghai JNet (Note 4(b))	(19,738)	—	—
Increase based on tax positions related to the current year	1,323	3,169	509
Decrease based on tax positions related to the current year	—	(5,456)	(876)

Balance—ending	23,850	21,563	3,461

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited(“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Sundream Holdings Ltd. (i)	A shareholder of the Company
SmartAsia Holdings Ltd. (i)	A shareholder of the Company
JAFCO Asia Technology Fund II (ii)	A shareholder of the Company
Investor Investments Asia Limited (ii)	A shareholder of the Company
Investor Goup Asia L.P. (ii)	A shareholder of the Company
Qiming Venture Partners,L.P. (ii)	A shareholder of the Company
Qiming Managing Directors Fund,L.P. (ii)	A shareholder of the Company
Ignition Venture Partners III,L.P. (ii)	A shareholder of the Company
Ignition Managing Directors Fund III,LLC (ii)	A shareholder of the Company
SIG China Investments One,Ltd (ii)	A shareholder of the Company
Intel Capital (Cayman) Corporation (ii)	A shareholder of the Company
Intel Capital Corporation (ii)	A shareholder of the Company
Xuntong Tianxia Limited (“Xuntong”)	A company of which one of the Company’s vice presidents is a beneficial shareholder
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)	A company of which one of the Company’s vice presidents is a beneficial shareholder

(i)        Collectively referred as “Former JNet Group Shareholders”

(ii)     Collectively referred as preferred shareholders

Schedule of related party balances

	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Former JNet Group Shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2011	—	—	(18)	(72,853)	56,195	2,807	(13,869)

Cash received from Mr. Mei Yongkai	—	—	—	—	(10,348)	—	(10,348)
Cash paid to former JNet Group shareholders for the original consideration for the acquisition of JNet Group	—	—	—	9,800	—	—	9,800
Cash paid to former JNet Group shareholders for the Post-acquisition settlement consideration	—	—	—	4,834	—	—	4,834
Change of fair value of Post-acquisition settlement consideration (Note 24)	—	—	—	(7,158)	—	—	(7,158)
Exchange gain	—	—	—	3,208	—	—	3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet (Note 4(b))	—	—	—	62,169	(45,847)	(2,807)	13,515
Balance as of December 31, 2011	—	—	(18)	—	—	—	(18)
Receivables from Xuntong for services provided	13,000	—	—	—	—	—	13,000
Cash received from Xuntong	(4,360)	—	—	—	—	—	(4,360)
Service fee charged by Jiuzhou Changxiang	—	(4,139)	—	—	—	—	(4,139)
Cash paid to Jiuzhou Changxiang	—	3,095	—	—	—	—	3,095
Balance as of December 31, 2012	8,640	(1,044)	(18)	—	—	—	7,578
Balance as of December 31, 2012 (US$’000)	1,387	(168)	(3)	—	—	—	1,216

DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATION
Schedule of breakdown of assets and liabilities attributed to discontinued operations

December 26, 2011
RMB’ 000

Current assets	63,182
Property and equipment, net	5
Intangible assets	19
Goodwill	16,989
Total assets	80,195

Current liabilities	(48,737)
Deferred tax liabilities	(5)
Total liabilities derecognized	(48,742)
Total net assets (Note 4(b))	31,453

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share

	For the Year Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(56,339)	(11,514)	(16,991)	(2,728)
Income from discontinued operations	592	31,977	—	—

Accretion of redeemable convertible preferred shares:
- Series A	—	—	—	—
- Series B	(21,055)	—	—	—
- Series C	(26,003)	—	—	—

Effect of foreign exchange rate movement on redeemable convertible preferred shares
- Series A	2,232	—	—	—
- Series B	5,932	—	—	—
- Series C	2,421	—	—	—

Net (loss) income attributable to ordinary shareholders:	(92,220)	20,463	(16,991)	(2,728)

Denominator:
Number of shares outstanding, opening	84,475,892	385,843,484	364,813,932	364,813,932
Weighted average number of shares issued	75,135,482	3,063,940	136,676	136,676
Weighted average number of shares repurchased	—	(6,922,907)	(1,169,733)	(1,169,733)
Weighted-average number of shares outstanding — Basic	159,611,374	381,984,517	363,780,875	363,780,875
Weighted-average number of shares outstanding — Diluted	159,611,374	381,984,517	363,780,875	363,780,875

Earnings (loss) per share-Basic
- Net loss from continuing operations	(0.58)	(0.03)	(0.05)	(0.01)
- Income from discontinued operations:	—	0.08	—	—
	(0.58)	0.05	(0.05)	0.01
Earnings (loss) per share-Diluted
- Net loss from continuing operations	(0.58)	(0.03)	(0.05)	(0.01)
-Income from discontinued operations:	—	0.08	—	—
	(0.58)	0.05	(0.05)	0.01

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Schedule of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs

Post-acquisition settlement consideration contingency
RMB’000

Fair value at January 1, 2010	—

Changes in fair value	16,569
Transfers in and/or out of Level 3	—
Fair value at December 31, 2010	16,569
Changes in fair value	7,158
Paid during 2011	(4,834)
Waiver of loans receivables from the sellers (Note 4(b))	(18,893)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	—

Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs
Investment in the Series A Preferred Shares of an unlisted PRC company
RMB’000

Fair value at January 1, 2011	—
Investment during 2011	1,259
Changes in fair value	457
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	1,716
Fair value at December 31, 2012	1,716
Fair value at December 31, 2012 (US$’000)	275

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2012
	RMB’000	US$’000

2013	15,493	2,487
2014	14,634	2,349
2015	14,409	2,313
2016	13,852	2,223
2017	5,605	900

	63,993	10,272

ORGANIZATION (Details)	0 Months Ended	1 Months Ended	0 Months Ended			12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Oct. 01, 2010	May 31, 2010 item	Oct. 01, 2010 Ordinary shares USD ($)	Oct. 01, 2010 ADS USD ($)	Dec. 31, 2012 Beijing Blue IT item	Dec. 31, 2012 Beijing Blue IT Exclusive Option Agreement	Dec. 31, 2012 Beijing Blue IT Exclusive technical support, services, consultation, training and equipment leasing agreement item	Dec. 31, 2012 Beijing Blue IT Loan Agreement CNY	Dec. 31, 2012 Beijing Jingtian item	Dec. 31, 2012 Beijing Jingtian Exclusive Business Cooperative Agreement	Apr. 12, 2007 CCH	Jun. 29, 2005 CCH	Dec. 31, 2012 ChinaCache Beijing	Jan. 11, 2008 ChinaCache Beijing Shanghai JNet item	Jul. 31, 2008 ChinaCache Beijing Beijing Jingtian item	Dec. 31, 2012 ChinaCache Beijing Beijing Jingtian Loan Agreement CNY	Dec. 31, 2012 ChinaCache US	Dec. 31, 2012 ChinaCache HK	Dec. 31, 2012 JNet Holdings	Dec. 31, 2012 Xin Run	Dec. 31, 2012 Metasequoia
Organization
Percentage of ownership in the Company owned by the parent												99.00%
Percentage of ownership interest in the company transferred by CCH to HCI											15.00%
Number of shares issued in IPO			94,771,952	5,923,247
Consideration for shares issued in IPO (in dollars per share)			$ 0.86875	$ 13.9
Number of ordinary shares into which issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted concurrent with the company's IPO	205,565,425
Number of employees who held equity interest in variable interest entity					2				2
Percentage of ownership													100.00%				100.00%	100.00%	100.00%	100.00%	100.00%
Number of employees of the subsidiary who entered into a series of contractual arrangements with the variable interest entity of the acquiree														2
Number of employees of the subsidiary through whom the entity completed the acquisition of a 100% interest in the variable interest entity															2
Percentage of interest in the variable interest entity acquired															100.00%
Variable interest entity agreement term						10 years	5 years	10 years		10 years						10 years
Variable interest entity renewed additional term						10 years	5 years
Service fees charged on percentage of net income										100.00%
Number of agreements with VIEs							3
Loan facility provided to the Nominee Shareholders of the variable interest entity								10,000,000								8,500,000
Primary beneficiary of number of VIEs		2

ORGANIZATION (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 VIEs USD ($)	Dec. 31, 2012 VIEs CNY	Dec. 31, 2011 VIEs CNY	Dec. 31, 2010 VIEs CNY
Organization
Pledge or collateralization of assets		0
Total assets	144,603,000	900,890,000	847,008,000		74,374,000	463,365,000	367,856,000
Total liabilities	38,362,000	239,001,000	179,499,000		32,444,000	202,132,000	145,704,000
Net revenue	130,613,000	813,732,000	618,422,000	395,057,000	121,728,000	758,378,000	600,203,000	378,287,000
Net profit	(2,728,000)	(16,991,000)	20,463,000	(55,747,000)	15,710,000	97,873,000	126,796,000	118,590,000
(Loss) income from discontinued operations (including gain on disposal of Shanghai JNet)			31,977,000	592,000			31,977,000	592,000
Net cash provided by (used in) operating activities	5,120,000	31,898,000	58,666,000	94,788,000	(3,246,000)	(20,224,000)	31,364,000	47,527,000
Net cash used in investing activities	(15,987,000)	(99,602,000)	(192,379,000)	(55,575,000)	(8,015,000)	(49,933,000)	(73,873,000)	(31,394,000)
Net cash used in financing activities	$ (1,002,000)	(6,242,000)	(59,612,000)	496,874,000				(11,276,000)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Convenience translation
Noon buying rate (in CNY per dollar)	6.2301
Optical Fibers
Property and equipment
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives of the assets	5 years
Furniture, fixtures and office equipment
Property and equipment
Estimated useful lives of the assets	5 years
Motor vehicles
Property and equipment
Estimated useful lives of the assets	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (JNet Group acquisition)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Supplier contracts	Dec. 31, 2012 VAS license	Dec. 31, 2012 Purchased software	Dec. 31, 2012 Non-compete agreements
Intangible assets
Estimated useful life		3 years 6 months	4 years 6 months	5 years	4 years
Discount rate (as a percent)	17.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY item	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2012 ChinaCache Beijing	Dec. 31, 2012 ChinaCache Beijing	Dec. 31, 2011 ChinaCache Beijing	Dec. 31, 2010 ChinaCache Beijing	Sep. 30, 2012 Beijing Blue IT	Dec. 31, 2012 Beijing Blue IT	Dec. 31, 2011 Beijing Blue IT	Dec. 31, 2010 Beijing Blue IT	Sep. 30, 2012 Beijing Jingtian	Dec. 31, 2012 Beijing Jingtian	Dec. 31, 2011 Beijing Jingtian	Dec. 31, 2010 Beijing Jingtian
Revenue recognition
Number of class of services		1	1
Term of master service agreement		1 year	1 year
Term of renewal option of master service agreement		1 year	1 year
Revenue recognition
Business taxes rate and related surcharges (as a percent)	5.00%						5.60%	5.50%	5.00%		3.36%	3.30%	3.30%		5.60%	5.50%	5.50%
Business tax expenses and related surcharges		$ 4,234,000	26,377,000	24,215,000	18,298,000
Value-added tax						6.00%				6.00%				6.00%
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses		352,000	2,196,000	3,159,000	3,215,000
Government grants
Unrestricted grant received		202,565	1,262,000	0	0
Share-based compensation
Estimated forfeiture rate for management group and the non-management group		0.00%	0.00%
Segment reporting
Number of reportable segment		1	1
Number of geographical segments		0	0
Employee benefits
Employee benefits incurred under defined contribution plans		$ 3,542,000	22,064,000	12,939,000	8,295,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (ADS)	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Jun. 13, 2011 2011 Share Repurchase Plan	Dec. 31, 2011 2011 Share Repurchase Plan USD ($)	Dec. 31, 2011 2011 Share Repurchase Plan CNY	Jun. 13, 2012 2011 Share Repurchase Plan Maximum USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan CNY	May 18, 2012 2012 Share Repurchase Plan Maximum USD ($)
Share Repurchase Program
Repurchases authorized				$ 10,000,000			$ 10,000,000
Period within which ADSs were to be repurchased	12 months
Number of shares repurchased		1,641,311	1,641,311		319,827	319,827
Shares repurchased, value		$ 10,000,000	63,631,000		$ 1,520,000	9,470,000

CONCENTRATION OF RISK (Details)	Dec. 31, 2012 Credit concentration risk PRC USD ($)	Dec. 31, 2012 Credit concentration risk PRC CNY	Dec. 31, 2011 Credit concentration risk PRC CNY	Dec. 31, 2012 Credit concentration risk Hong Kong Special Administration Region USD ($)	Dec. 31, 2012 Credit concentration risk Hong Kong Special Administration Region CNY	Dec. 31, 2011 Credit concentration risk Hong Kong Special Administration Region CNY	Dec. 31, 2012 Credit concentration risk United States of America USD ($)	Dec. 31, 2012 Credit concentration risk United States of America CNY	Dec. 31, 2011 Credit concentration risk United States of America CNY	Dec. 31, 2012 Credit concentration risk Europe USD ($)	Dec. 31, 2012 Credit concentration risk Europe CNY	Dec. 31, 2011 Credit concentration risk Europe CNY	Dec. 31, 2012 Supplier concentration risk Costs of bandwidth resources item	Dec. 31, 2012 Supplier concentration risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2011 Supplier concentration risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2010 Supplier concentration risk Costs of bandwidth resources Two major PRC telecom carriers
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 22,115,000	137,778,000	118,893,000	$ 9,086,000	56,609,000	36,138,000	$ 2,459,000	15,319,000	3,779,000	$ 17,241,000	107,416,000	233,721,000
Percentage of concentration risk														94.00%	97.00%	99.00%
Number of major PRC telecom carriers													2

CONCENTRATION OF RISK (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2012 Revenues Customer concentration risk Customer A CNY	Dec. 31, 2011 Revenues Customer concentration risk Customer A CNY	Dec. 31, 2010 Revenues Customer concentration risk Customer A CNY	Dec. 31, 2012 Accounts receivables Customer concentration risk Customer A USD ($)	Dec. 31, 2012 Accounts receivables Customer concentration risk Customer A CNY	Dec. 31, 2011 Accounts receivables Customer concentration risk Customer A CNY
CONCENTRATION OF RISK
Total revenues	$ 130,613	813,732	618,422	395,057	$ 13,268	82,663	98,684	62,923
Accounts receivable	$ 36,949	230,199	156,215						$ 7,436	46,324	37,153
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of appreciation of the RMB against US$	1.00%	1.00%	4.60%	3.10%

CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 JNet Group acquisition USD ($)	Dec. 31, 2012 JNet Group acquisition CNY	Dec. 31, 2011 JNet Group acquisition CNY	Dec. 31, 2010 JNet Group acquisition CNY	Dec. 31, 2009 JNet Group acquisition CNY
Post-acquisition settlement consideration
Outstanding cash consideration								59,018,000
Loan receivables due from the sellers								65,590,000
Amount forgiven								6,588,000
Additional other consideration payable				1,000,000	6,829,000
Percentage of audited pre-tax income earned each year from 2010 to 2012 payable on a quarterly basis to the sellers				100.00%	100.00%
Maximum offering price per share up to which additional ordinary shares are issuable (in dollars per share)				$ 1.02952
Period subsequent to the acquisition date after which terms of the supplementary agreement were negotiated and finalized				24 months	24 months
Additional charge as a result of the issuance of ordinary shares to the sellers				901,000	6,027,000
Ordinary shares issued to the sellers				1,030,215	1,030,215
Initial public offering price (in dollars per share)				$ 0.8688
Post-acquisition settlement consideration expense	0	7,158,000	37,858,000			7,158,000	37,858,000

CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Details 2)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 Shanghai JNet CNY	Dec. 26, 2011 Shanghai JNet USD ($)	Dec. 26, 2011 Shanghai JNet CNY
Deconsolidation of Shanghai Jnet
Waiver of outstanding loan receivable balances from sellers				48,654,000
Waiver of remaining acquisition consideration by sellers			7,075,000
Waiver of post-acquisition settlement consideration by sellers			2,803,000
Gain on deconsolidation
Disposition of net assets				(31,453,000)
Waiver of acquisition consideration and post-acquisition settlement consideration		62,169,000
Gain on deconsolidation	30,716,000	30,716,000

ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts receivable and allowance for doubtful accounts
Accounts receivable	$ 41,049	255,744	159,024
Less: allowance for doubtful accounts	(4,100)	(25,545)	(2,809)
Accounts receivable, net	36,949	230,199	156,215
Analysis of the allowance for doubtful accounts
Balance, beginning of year	451	2,809	3,762
Additions for the current year	3,654	22,768	2,809
Deductions for the current year - Written off			(3,739)
Deductions for the current year - Recovery	(5)	(32)	(23)
Balance, end of year	$ 4,100	25,545	2,809

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid expenses and other current assets
Prepaid expense for bandwidth and servers	$ 2,752	17,147	4,856
Staff field advances	232	1,444	1,986
Other deposit and receivables	2,030	12,649	16,570
Total	$ 5,014	31,240	23,412

PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenue USD ($)	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2011 Cost of revenue CNY	Dec. 31, 2010 Cost of revenue CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administration expenses USD ($)	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2011 General and administration expenses CNY	Dec. 31, 2010 General and administration expenses CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2012 Optical Fibers USD ($)	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2011 Optical Fibers CNY	Dec. 31, 2012 Computer equipment USD ($)	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2012 Furniture and fixtures USD ($)	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 74,662	465,151	382,513																		$ 2,103	13,100	13,100	$ 68,186	424,808	354,697	$ 1,210	7,538	7,172	$ 2,488	15,499	4,446	$ 675	4,206	3,098
Less: accumulated depreciation	(45,884)	(285,860)	(227,558)
Less: accumulated impairment	(8)	(52)	(52)
Property and equipment, net	28,770	179,239	154,903
Depreciation expenses	9,613	59,890	67,351	57,761	8,333	51,911	63,318	55,950	114	712	855	772	188	1,171	1,073	847	978	6,096	2,099	186
Depreciation expense excluding Shanghai JNet	$ 9,613		67,345	57,755

PROPERTY AND EQUIPMENT, NET (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Optical Fibers USD ($)	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2011 Optical Fibers CNY	Dec. 31, 2012 Computer equipment USD ($)	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, gross	$ 9,686,000	60,343,000	60,343,000		$ 2,103,000	13,100,000	13,100,000	$ 7,583,000	47,243,000	47,243,000
Less: accumulated depreciation	(6,366,000)	(39,662,000)	(31,443,000)
Property and equipment held under capital leases, net	3,320,000	20,681,000	28,900,000
Depreciation of computer equipment and optical fibers under capital leases	$ 1,319,000	8,219,000	8,988,000	8,928,000

INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 JNet Group acquisition CNY	Dec. 31, 2011 JNet Group acquisition CNY	Dec. 31, 2012 JNet Group acquisition USD ($)	Dec. 31, 2012 Purchased software JNet Group acquisition CNY	Dec. 31, 2012 Purchased software JNet Group acquisition USD ($)	Dec. 31, 2011 Supplier contracts JNet Group acquisition CNY	Dec. 31, 2011 VAS license JNet Group acquisition CNY	Dec. 31, 2011 Non-compete agreements JNet Group acquisition CNY
Changes in acquired intangible assets
Intangible assets, net at the beginning						555	$ 541		$ 541	385	56	114
Acquisition					3,368			3,368
Amortization expense	(536)	(2,775)				(536)				(385)	(56)	(95)
Disposed of and derecognized						(19)						(19)
Intangible assets, net at the end					3,368		541	3,368	541
Estimated annual amortization expense for each of the five succeeding fiscal years
2013			108	674
2014			108	674
2015			108	674
2016			108	674
2017			$ 109	672

LONG TERM INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PRC Fund USD ($)	Dec. 31, 2012 PRC Fund CNY	Dec. 31, 2011 PRC Fund CNY	Dec. 31, 2012 United States Fund USD ($)	Dec. 31, 2012 United States Fund CNY	Dec. 31, 2011 United States Fund CNY	Jul. 20, 2011 Maximum
LONG TERM INVESTMENTS
Investment made	$ 963,000	6,000,000	9,136,000	$ 481,533	3,000,000	3,103,000	$ 481,533	3,000,000	6,033,000
Percentage of interest held in fund										5.00%
Number of indicators of impairment of investment	0	0
Long term investments	$ 2,429,000	15,136,000	9,136,000	$ 980,000	6,103,000	3,103,000	$ 1,449,000	9,033,000	6,033,000

AVAILABLE-FOR-SALE INVESTMENTS (Details)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Mutual fund USD ($) item	Dec. 31, 2012 Mutual fund CNY	Dec. 31, 2011 Mutual fund CNY item	Apr. 04, 2011 Mutual fund CNY	Dec. 31, 2012 Mutual fund Level one observable inputs USD ($)	Dec. 31, 2012 Mutual fund Level one observable inputs CNY	Dec. 31, 2011 Mutual fund Level one observable inputs CNY	Dec. 31, 2012 Series A preferred shares of an unlisted company CNY	Dec. 31, 2011 Series A preferred shares of an unlisted company CNY item	Dec. 31, 2012 Series A preferred shares of an unlisted company USD ($) item	Apr. 28, 2011 Series A preferred shares of an unlisted company USD ($)	Apr. 28, 2011 Series A preferred shares of an unlisted company CNY
AVAILABLE-FOR-SALE INVESTMENTS
Total investment	$ 13,209,000	82,292,000	99,280,000	$ 12,934,000	80,576,000	97,564,000					1,716,000	1,716,000	$ 275,000
Number of units or shares purchased							9,790.59							970,591	970,591
Cost of investment							97,931,000							200,000	1,259,000
Fair value of investment								12,933,000	80,576,600	97,564,000	1,716,000	1,716,000	275,000
Change in fair value of available for sale securities recorded in other comprehensive income								255,855	1,594,000	367,000		457,000
Number of units or shares disposed	1,838.04	1,838.04
Consideration received from sale of available-for-sale investments	2,983,000	18,582,000
Reclassification of accumulated unrealized gains recorded in accumulated other comprehensive income to other income	$ 35,954	224,000
Number of indicators of impairment of investment				0	0	0						0	0
Period from the issuance date on or after which the company has the right to request redemption											5 years
Redemption price as a percentage of original issuance price													120.00%

LONG TERM DEPOSITS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Land use right Beijing USD ($)	Dec. 31, 2012 Land use right Beijing CNY
Long Term Deposits
Deposits to acquire a land use right	$ 1,605,000	10,000,000	$ 1,605,000	10,000,000
Total consideration amount of land use right			$ 8,053,000	50,173,000

ACCRUED EXPENSES AND OTHER PAYABLES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER PAYABLES
Business tax and other tax payables	$ 2,612	16,276	15,781
Payables for purchase of property and equipment	2,123	13,224	21,492
Advance from customers	1,873	11,669	12,028
Other accrued expenses	2,665	16,604	12,264
Total	$ 9,273	57,773	61,565

DIVIDENDS (Details) (Beijing Blue IT, CNY)	1 Months Ended	12 Months Ended
	Apr. 30, 2005	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008
Beijing Blue IT
DIVIDENDS
Cash dividend declared	2,600,000
Dividend paid		130,000	2,070,000	400,000

CAPITAL LEASE OBLIGATIONS (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments under non-cancellable capital lease arrangements
2012	5,466
Total minimum lease payments	5,466
Less: amount representing interest	(119)
Present value of remaining minimum lease payments	5,347

DEFERRED GOVERNMENT GRANT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred government grant
Received	$ 539	3,360
Recognized as income during the year	0	0
Ending	$ 539	3,360

PREFERRED SHARES (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2010 CNY	Sep. 23, 2005 Series A Preferred Shares	Sep. 23, 2005 Series A Preferred Shares PS-A Tranche I USD ($)	Sep. 23, 2005 Series A Preferred Shares PS-A Tranche II USD ($)	Sep. 21, 2007 Series A Preferred Shares PS-A Tranche III USD ($)	Jul. 07, 2009 Series B Preferred Shares	Apr. 20, 2007 Series B Preferred Shares	Apr. 20, 2007 Series B Preferred Shares PS-B Tranche I USD ($)	Apr. 20, 2007 Series B Preferred Shares PS-B Tranche II USD ($)	Dec. 29, 2009 Series C Preferred Shares	Dec. 29, 2009 Series C Preferred Shares PS-C Tranche I USD ($)	Dec. 29, 2009 Series C Preferred Shares PS-C Tranche II USD ($)	Dec. 29, 2009 Series C Preferred Shares PS-C Tranche III USD ($)
Preferred shares
Shares issued		65,384,615	46,153,846	19,230,769	7,692,306		80,765,142	73,005,789	7,759,353	44,780,836	20,512,821	11,831,308	12,436,707
Number of shares that can be purchased from exercise of detachable warrants			7,692,306
Gross cash proceeds from issuance of shares	34,586,000		$ 6,000,000	$ 2,500,000				$ 28,500,000			$ 8,000,000		$ 3,000,000
Deemed proceeds from issuance of shares					$ 1,075,000				$ 3,029,096			$ 3,605,000
Shares repurchased						1,000,000

PREFERRED SHARES (Details 2) (USD $)	Dec. 31, 2012 Series A, Series B and Series C Preferred Shares item	Sep. 23, 2009 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares	Apr. 20, 2007 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares	Apr. 20, 2007 Series C Preferred Shares	Dec. 31, 2012 Series C Preferred Shares
Preferred shares
Number of significant embedded derivatives (other than stated) required to be bifurcated	0
Contingent BCF recognized			$ 0		$ 0		$ 0
Redemption price as a percentage of original price		150.00%		150.00%		150.00%
Period after the issuance date when preferred shares are redeemable				4 years

PREFERRED SHARES (Details 3)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Oct. 01, 2010	Dec. 31, 2010 CNY	Jul. 07, 2009 Series B Preferred Shares USD ($)	Dec. 31, 2012 Series B Preferred Shares CNY	Dec. 29, 2009 Series C Preferred Shares USD ($)	Dec. 31, 2009 Series C Preferred Shares PS-C Tranche I USD ($)	Dec. 31, 2009 Series C Preferred Shares PS-C Tranche II USD ($)
Preferred shares
Fair value of preferred shares investors' obligation debited to Additional Paid-in Capital				12,023,000
Fair value of ordinary shares (in dollars per share)					$ 0.3
Contingent BCF recorded						177,085	651,136
Deemed dividends		31,935,000
Shares acquired			1,000,000
Aggregate purchase consideration of shares repurchased			100
Difference between purchase consideration and carrying amount of preferred shares credited to Additional Paid-in Capital			$ 491,705
Number of ordinary shares into which preferred shares were automatically converted	205,565,425

SHARE-BASED COMPENSATION (Details)	12 Months Ended																			0 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2011 Minimum USD ($)	Dec. 31, 2011 Minimum CNY	Dec. 31, 2010 Minimum USD ($)	Dec. 31, 2010 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY	Dec. 31, 2011 Maximum USD ($)	Dec. 31, 2011 Maximum CNY	Dec. 31, 2010 Maximum USD ($)	Dec. 31, 2010 Maximum CNY	Dec. 31, 2012 2007 and 2008 Option Plans item	Dec. 31, 2012 2007 and 2008 Option Plans Vesting schedule one	Dec. 31, 2012 2007 and 2008 Option Plans Vesting schedule two	Oct. 16, 2008 2007 Plan	Aug. 09, 2011 2008 Plan CNY item	Feb. 26, 2011 2008 Plan item	May 28, 2009 2008 Plan	Dec. 31, 2012 2010 Plan item	May 20, 2010 2010 Plan	Dec. 31, 2012 2010 Plan Minimum	Dec. 31, 2012 2010 Plan Maximum	Dec. 31, 2012 2010 Plan Vesting schedule one	Dec. 31, 2012 2010 Plan Vesting schedule two	Dec. 31, 2012 2010 Plan Vesting schedule three	Dec. 31, 2012 2011 Plan item	Jun. 20, 2011 2011 Plan	Dec. 31, 2012 2011 Plan Minimum	Dec. 31, 2012 2011 Plan Maximum	Dec. 31, 2012 2011 Plan Vesting schedule one	Dec. 31, 2012 2011 Plan Vesting schedule two	Dec. 31, 2012 2011 Plan Vesting schedule three	Jan. 02, 2012 2010 Plan and 2011 USD ($)	Jan. 02, 2012 2010 Plan and 2011 CNY
Share-based compensation
Aggregate number of shares that can be purchased																			14,000,000			8,600,000		9,000,000							22,000,000
Expiration term of options granted																9 years									7 years	10 years						9 years	14 years
Number of different vesting schedules																2							3							2
Percentage of options vesting on the stated vesting commencement date																	100.00%										100.00%							100.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date																												25.00%	25.00%						25.00%	25.00%
Percentage of options vesting on the second anniversary of the stated vesting commencement date																		50.00%										25.00%							25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date																		25.00%										25.00%							25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date																		25.00%										25.00%							25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date																													6.25%							6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date																													6.25%							6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date																													6.25%							6.25%
Number of share options authorized for accelerated vesting																				800,000	800,000
Number of employees for whom accelerated vesting of share options authorized																				2	2
Net incremental stock-based compensation (in CNY or dollars)																				1,776,000																	$ 501,000	3,121,300
Exercise price of certain options before modification (in dollars per shares)																																					$ 0.41
Exercise price (in dollars per share)																																					$ 0.24
Options granted (in shares)	2,130,000	25,954,666	3,662,350
Exercise price (in CNY or dollars per share)				$ 0.26	1.62	$ 0.26	1.62	$ 0.26	1.62	$ 0.41	2.58	$ 0.41	2.58	$ 0.41	2.58
Options to purchase ordinary shares, outstanding (in shares)	41,942,758
Number of ordinary shares available for future grant	3,294,334

SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2011 Minimum USD ($)	Dec. 31, 2011 Minimum CNY	Dec. 31, 2010 Minimum USD ($)	Dec. 31, 2010 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY	Dec. 31, 2011 Maximum USD ($)	Dec. 31, 2011 Maximum CNY	Dec. 31, 2010 Maximum USD ($)	Dec. 31, 2010 Maximum CNY	Dec. 31, 2012 Employees USD ($)	Dec. 31, 2012 Employees CNY	Dec. 31, 2011 Employees USD ($)	Dec. 31, 2011 Employees CNY	Dec. 31, 2010 Employees USD ($)
Number of options
Outstanding at the beginning of the period (in shares)																	40,285,702	40,285,702	20,663,260	20,663,260
Granted (in shares)	2,130,000	2,130,000	25,954,666	3,662,350													2,130,000	2,130,000	24,854,666	24,854,666
Exercised (in shares)																	(2,406,272)	(2,406,272)	(5,232,224)	(5,232,224)
Forfeited (in shares)																	(3,494,672)	(3,494,672)
Outstanding at the end of the period (in shares)	41,942,758	41,942,758															36,514,758	36,514,758	40,285,702	40,285,702	20,663,260
Vested and expected to vest at the end of the period (in shares)																	36,514,758	36,514,758	40,285,702	40,285,702
Exercisable at the end of the period (in shares)																	15,410,254	15,410,254	13,229,533	13,229,533
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)																	$ 0.33		$ 0.17
Granted (in dollars per shares)					$ 0.26	1.62	$ 0.26	1.62	$ 0.26	1.62	$ 0.41	2.58	$ 0.41	2.58	$ 0.41	2.58	$ 0.27		$ 0.41
Exercised (in dollars per shares)																	$ 0.22		$ 0.12
Forfeited (in dollars per shares)																	$ 0.3
Outstanding at the end of the period (in dollars per shares)																	$ 0.22		$ 0.33		$ 0.17
Vested and expected to vest at the end of the period (in dollars per shares)																	$ 0.22		$ 0.33
Exercisable at the end of the period (in dollars per shares)																	$ 0.19		$ 0.21
Weighted average remaining contractual term (Years)
Outstanding at the end of the period																	7 years 8 months 12 days	7 years 8 months 12 days	8 years 6 months 29 days	8 years 6 months 29 days
Vested and expected to vest at the end of the period																	7 years 8 months 12 days	7 years 8 months 12 days	8 years 6 months 29 days	8 years 6 months 29 days	7 years 3 months 18 days
Exercisable at the end of the period																	7 years 1 month 28 days	7 years 1 month 28 days	6 years 10 months 10 days	6 years 10 months 10 days
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)																	$ 840,000		$ 1,035,000		$ 23,297,000
Vested and expected to vest at the end of the period (in dollars)																	840,000		1,035,000
Exercisable at the end of the period (in dollars)																	840,000		1,033,000
Options outstanding with exercise price below estimated fair value of entity's share (in shares)																	4,626,208	4,626,208
Options outstanding with exercise price below estimated fair value of entity's share aggregate intrinsic value																	135,000	840,000
Share-based compensation expense (in CNY or dollars)	2,583,000	16,088,000	26,956,000	72,162,000													2,583,000	16,088,000		24,257,000
Unrecognized share-based compensation cost (in CNY or dollars)																	$ 1,759,000	10,959,000
Period over which unrecognized share-based compensation cost are expected to be recognized					3 months	3 months					4 years 9 months	4 years 9 months

SHARE-BASED COMPENSATION (Details 3)	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	May 21, 2012 Employees USD ($)	Jun. 20, 2011 Employees USD ($)	Oct. 03, 2010 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Jun. 20, 2011 Non-employees USD ($)	Oct. 03, 2010 Founders	Apr. 20, 2007 Founders
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor					2.2	2.2	2				2
Risk-free interest rates (as a percent)					1.73%	2.21%	2.61%			2.20%	2.52%
Expected volatility (as a percent)					67.50%	71.20%	65.60%			71.00%	62.20%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%			0.00%
Fair value of share option (in dollars per share)					$ 0.166	$ 0.236				$ 0.19
Options granted (in shares)	2,130,000	2,130,000	25,954,666	3,662,350				2,130,000	24,854,666	1,100,000		3,400,000
Total fair value of options vested	$ 353,580	2,202,839	36,918,136	7,299,798

SHARE-BASED COMPENSATION (Details 4)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 20, 2011 Non-employees USD ($)	Dec. 31, 2012 Non-employees CNY	Dec. 31, 2012 Non-employees USD ($)	Apr. 20, 2007 Founders USD ($)	Mar. 31, 2011 Founders USD ($)	Dec. 31, 2012 Founders CNY	Dec. 31, 2011 Founders CNY	Dec. 31, 2010 Founders CNY	Jul. 07, 2009 Founders
Share-based compensation
Options granted (in shares)	2,130,000	2,130,000	25,954,666	3,662,350	1,100,000			3,400,000
Exercise price (in dollars per share)					$ 0.41			$ 0.0001
Weighted average exercise price (in dollars per share)					$ 0.16
Options to purchase ordinary shares, outstanding (in shares)	41,942,758	41,942,758					3,028,000						2,400,000
Options to purchase ordinary shares, exercisable (in shares)							3,028,000
Estimated fair value of options granted (in CNY or dollars)						1,615,000
Options outstanding with exercise price below estimated fair value of entity's share (in shares)							1,910,000
Aggregate intrinsic value (in CNY or dollars per share)						633,000	422,588
Percentage of options vesting on the first anniversary from the date of meeting of performance condition								25.00%
Percentage of options vesting on the second anniversary from the date of meeting of performance condition								25.00%
Percentage of options vesting on the third anniversary from the date of meeting of performance condition								25.00%
Percentage of options vesting on the fourth anniversary from the date of meeting of performance condition								25.00%
First anniversary for option vesting from the date of meeting of performance condition								12 months
Second anniversary for option vesting from the date of meeting of performance condition								24 months
Third anniversary for option vesting from the date of meeting of performance condition								36 months
Fourth anniversary for option vesting from the date of meeting of performance condition								48 months
Period by which vesting of options is accelerated											12 months
Net incremental stock-based compensation (in CNY or dollars)									0
Share-based compensation expense (in CNY or dollars)	$ 2,583,000	16,088,000	26,956,000	72,162,000						0	1,084,000	8,992,000

SHARE-BASED COMPENSATION (Details 5)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administration expenses USD ($)	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2011 General and administration expenses CNY	Dec. 31, 2010 General and administration expenses CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY
Share-based compensation
Total compensation expense	$ 2,583,000	16,088,000	26,956,000	72,162,000	$ 465,000	2,896,000	4,047,000	11,353,000	$ 1,110,000	6,917,000	9,669,000	27,122,000	$ 517,000	3,219,000	8,968,000	21,703,000	$ 491,000	3,056,000	4,272,000	11,984,000

STATUTORY RESERVES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
STATUTORY RESERVES
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%
Amount appropriated to the statutory reserve funds	$ 213,000	1,326,000	1,326,000

MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	$ 3,542,000	22,064,000	12,939,000	8,295,000

INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 ChinaCache North America, Inc. United States of America	Dec. 31, 2012 ChinaCache North America, Inc. CALIFORNIA	Dec. 31, 2012 China Cache Networks Hong Kong Limited Hong Kong Special Administration Region	Dec. 31, 2012 China Cache Network Technology Beijing Ltd. PRC	Dec. 31, 2011 China Cache Network Technology Beijing Ltd. PRC
Income taxes
State Income Tax (as a percent)						8.84%
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Foreign statutory corporate income tax rate (as a percent)					35.00%		16.50%
Preferential tax rate (as a percent)								15.00%	15.00%
Income (loss) from continuing operations before income tax expense
Non-PRC	$ (3,226)	(20,097)	(23,512)	(118,764)
PRC	1,508	9,399	23,143	51,521
Loss from continuing operations before income tax expense	(1,718)	(10,698)	(369)	(67,243)
Income tax expense (benefit)
Current	2,807	17,490	13,188	12,466
Deferred	(1,797)	(11,197)	(2,043)	(23,370)
Income tax expense (benefit)	$ 1,010	6,293	11,145	(10,904)

INCOME TAXES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss from continuing operations before income tax expense	$ (1,718)	(10,698)	(369)	(67,243)
Income tax computed at PRC statutory tax rate of 25%	(429)	(2,674)	(93)	(16,811)
Preferential tax rates	13	83	(948)	(5,049)
International rate differences	1,545	9,622	13,514	30,007
Additional 50% tax deduction for qualified research and development expenses	(789)	(4,915)	(2,660)	(787)
Non-deductible expenses	836	5,208	5,117	2,903
Other permanent difference	(1,064)	(6,626)
Effect of changes in tax rates on deferred taxes	607	3,779	(1,586)	(38)
Deferred tax on outside basis differences				(16,684)
Changes in unrecognized tax benefits			(480)	(295)
Changes in the valuation allowance	44	276	(1,719)	(4,776)
Deferred tax adjustment	247	1,540		626
Income tax expense (benefit)	$ 1,010	6,293	11,145	(10,904)

INCOME TAXES (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets, Current:
Allowance for doubtful accounts	$ 978	6,096	431	567
Deferred Revenue	135	840
Accruals	1,074	6,690	5,414	3,752
Net current deferred tax assets	2,187	13,626	5,845	4,319
Deferred tax assets, Non-current:
Tax losses	1,041	6,481	2,241	3,960
Property and equipment	353	2,202	2,750	2,368
Less: valuation allowance	(404)	(2,517)	(2,241)	(3,960)
Net non-current deferred tax assets	990	6,166	2,750	2,368
Total Deferred tax assets	3,177	19,792	8,595	6,687
Deferred tax liabilities, Current:
Intangible assets				134
Current deferred tax liabilities				134
Deferred tax liabilities, Non-current:
Intangible assets				5
Non-current deferred tax liabilities				5
Total deferred tax liabilities				139
Cumulative loss position period to recognize full valuation allowance against deferred tax assets of subsidiaries	3 years	3 years

INCOME TAXES (Details 4) (PRC Subsidiaries)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Income taxes
Net tax operating losses	$ 10,340,000	64,416,000

INCOME TAXES (Details 5)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES
Unrecognized tax benefits related to tax loss carryforwards	$ 1,569,000	9,777,000	17,657,000
Penalty expense (reversal)	449,000	2,797,000	1,076,000
Unrecognized tax benefits if recognized, will impact the effective tax rate	3,194,000	19,898,000
Interest expense (reversal)	209,000	1,304,000	715,000
Roll-forward of accrued unrecognized tax benefits
Balance-beginning	3,828,000	23,850,000	42,265,000
Derecognized as a result of the deconsolidation of Shanghai JNet			(19,738,000)
Increase based on tax positions related to the current year	509,000	3,169,000	1,323,000
Decrease based on tax positions related to the current year	(876,000)	(5,456,000)
Balance-ending	$ 3,461,000	21,563,000	23,850,000

RELATED PARTY BALANCES AND TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Xuntong Tianxia CNY	Dec. 31, 2012 Xuntong Tianxia USD ($)	Dec. 31, 2012 Ms. Kou Xiaohong USD ($)	Dec. 31, 2012 Ms. Kou Xiaohong CNY	Dec. 31, 2011 Ms. Kou Xiaohong CNY	Dec. 31, 2010 Ms. Kou Xiaohong CNY	Dec. 31, 2012 Ms. Kou Xiaohong Beijing Blue IT	Dec. 31, 2012 Ms. Kou Xiaohong HCI	Dec. 31, 2011 Former JNet Group Shareholders CNY	Dec. 31, 2011 Mr. Mei Yongkai CNY	Dec. 31, 2011 Ms. Mei Xiurong CNY	Dec. 31, 2012 Jiuzhou Changxiang CNY	Dec. 31, 2012 Jiuzhou Changxiang USD ($)
Related party balances and transactions
Percentage ownership held by related party										100.00%	100.00%
Changes in related party balances
Balance at the beginning of the period	(18)	(13,869)	$ 1,216		$ 1,387	$ (3)	(18)	(18)	(18)			(72,853)	56,195	2,807		$ (168)
Cash received from related party	(4,360)	(10,348)		(4,360)									(10,348)
Cash paid for original consideration for the acquisition of JNet Group		9,800										9,800
Cash paid for the Post-acquisition settlement consideration		4,834										4,834
Change of fair value of Post-acquisition settlement consideration		(7,158)										(7,158)
Exchange gain		3,208										3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet		13,515										62,169	(45,847)	(2,807)
Receivables from related party for services provided				13,000
Service fee charged by related party	(4,139)														(4,139)
Cash paid to related party	3,095														3,095
Balance at the end of the period	7,578	(18)	$ 1,216	8,640	$ 1,387	$ (3)	(18)	(18)	(18)						(1,044)	$ (168)

REPURCHASE OF ORDINARY SHARES (Details) (ADS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 2011 Share Repurchase Plan USD ($)	Dec. 31, 2011 2011 Share Repurchase Plan CNY	Dec. 31, 2012 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan CNY
Repurchase of ordinary shares
Number of shares repurchased	1,641,311	1,641,311	319,827	319,827
Shares repurchased, value	$ 10,000	63,631	$ 1,520	9,470

RESTRICTED NET ASSETS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
RESTRICTED NET ASSETS
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%
Amounts restricted include paid-in capital and statutory reserves of the Company's PRC Subsidiaries and the equity of the VIEs	$ 24,629,000	153,440,000

DISCONTINUED OPERATION (Details) (Shanghai JNet, CNY) In Thousands, unless otherwise specified	Dec. 26, 2011
Shanghai JNet
Breakdown of assets and liabilities attributed to discontinued operations
Current assets	63,182
Property and equipment, net	5
Intangible assets	19
Goodwill	16,989
Total assets	80,195
Current liabilities	(48,737)
Deferred tax liabilities	(5)
Total liabilities derecognized	(48,742)
Total net assets	31,453

EARNINGS (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Series A CNY	Dec. 31, 2010 Series B CNY	Dec. 31, 2010 Series C CNY
Numerator:
Net loss from continuing operations	$ (2,728)	(16,991)	(11,514)	(56,339)
Income from discontinued operations			31,977	592
Accretion of redeemable convertible preferred shares to redemption value				(47,058)		(21,055)	(26,003)
Effect of foreign exchange rate movement on redeemable convertible preferred shares				10,585	2,232	5,932	2,421
Net (loss) income attributable to ordinary shareholders:	$ (2,728)	(16,991)	20,463	(92,220)
Denominator:
Number of shares outstanding, opening	364,813,932	364,813,932	385,843,484	84,475,892
Weighted average number of shares issued	136,676	136,676	3,063,940	75,135,482
Weighted average number of shares repurchased	(1,169,733)	(1,169,733)	(6,922,907)
Weighted-average number of shares outstanding - Basic	363,780,875	363,780,875	381,984,517	159,611,374
Weighted-average number of shares outstanding - Diluted	363,780,875	363,780,875	381,984,517	159,611,374
Earnings (loss) per share-Basic
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations: (in CNY or dollars per share)			0.08
Basic (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)
Earnings (loss) per share-Diluted
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations: (in CNY or dollars per share)			0.08
Diluted (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)

FAIR VALUE MEASUREMENT (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 JNet Group acquisition
FAIR VALUE MEASUREMENT
Pre-tax income estimation period	3 years
Fair value measurement
Discount rate (as a percent)		17.00%

FAIR VALUE MEASUREMENT (Details 2) (Post-acquisition settlement consideration contingency, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Post-acquisition settlement consideration contingency
Reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period	16,569
Changes in fair value	7,158	16,569
Paid	(4,834)
Waiver of loans receivables from the sellers	(18,893)
Fair value at the end of the period		16,569

FAIR VALUE MEASUREMENT (Details 3) (Investment in the Series A Preferred Shares of an unlisted PRC company) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period		$ 275	1,716
Investment	1,259
Changes in fair value	457
Fair value at the end of the period	1,716	$ 275	1,716

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Oct. 31, 2012 PRC company USD ($)	Oct. 31, 2012 PRC company CNY
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 2,507,000	15,621,000	5,626,000	3,917,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2013	2,487,000	15,493,000
2014	2,349,000	14,634,000
2015	2,313,000	14,409,000
2016	2,223,000	13,852,000
2017	900,000	5,605,000
Total	10,272,000	63,993,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth	16,874,000	105,127,000
Business Acquisition
Equity interest committed to acquire (as a percent)						51.00%	51.00%
Purchase consideration						65,000	408,000
Income taxes
Unrecognized tax benefits	$ 3,461,000	21,563,000	23,850,000	42,265,000	$ 3,828,000

SUBSEQUENT EVENTS (Details)	12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Mar. 26, 2013 Subsequent event 2011 Plan item	Feb. 06, 2013 Subsequent event Land use right CNY	Feb. 06, 2013 Subsequent event Land use right USD ($)
SUBSEQUENT EVENTS
Purchase consideration of land use right				40,173,000	$ 6,448,000
Upfront long term deposits	$ 1,605,000	10,000,000		10,000,000
Number of share options authorized for accelerated vesting			2,758,336
Number of employees for whom accelerated vesting of share options authorized			2